LoanID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008	TILA Designation
800001	3	3	[3] Appraisal Missing		3
[3]   ROR Incomplete
[3]   ROR Incorrect Form - Lender to Lender Not On H9/G9
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   GFE1 Written list of service providers not given to borrower
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1
[2]   Most Recent GFE Trade-off Table not accurate

Comparison of GFE & HUD fees inaccurate for the following charges from GFE1 dated 01/11/2011: Charge for interest rate reflects $1,095.00 however, GFE column of comparison reflects $545.81; Adjusted origination charge reflects $2,390.00 however, GFE column of comparison reflects $1,840.81; Transfer tax reflects $59.74 however, GFE column of comparison reflects $45.46; Title services and lender's title insurance reflects $3,245.00 however, GFE column of comparison reflects $3,220.00; Initial deposit to escrow account reflects $464.22 however, GFE column of comparison reflects $1,900.78; Daily interest reflects $720.00 however, GFE column of comparison reflects ($179.43)  and Homeowner's insurance reflects $0.00 however, GFE column of comparison reflects $1,732.00.
Most recent GFE dated 01/11/2011 Summary of Loan Terms reflects a loan amount of $438,000.00 and a payment of $2,351.28, and the HUD summary of Loan Terms reflects a loan amount of $436,646.00 and a payment of $2,344.02.
Most recent GFE dated 01/11/2011 Trade-Off Table reflects a loan amount of $438,000.00 and a payment of $2,351.28, and the HUD summary of Loan Terms reflects a loan amount of $436,646.00 and a payment of $2,344.02.
ROR incomplete; not executed or dated.
ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.
									ROR - 3yrs for rescindable transactions. The loan is outside the SOL. // ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	69.34	93.01	99.73
800005	3	2	[2] Comps Not w/in 6 Months [2] Comps Not w/in 1 Mile (Suburban)		3	[3] Change date(s) in TIL rate/payment disclosure inaccurate [3] Payment value(s) in TIL Rate/Payment Disclosure inaccurate [2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] Missing GFE(s)
Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 08/XX/2013 (funding date or 10/XX/2013 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 10/XX/2018.  "Maximum Ever" column should list date maximum rate may be reached (09/XX/2020) per Note terms, TIL lists 10/XX/2020.
Missing GFE due to re-disclosure changed circumstance letter reflects a GFE was issued on 07/17/2013 when the rate was locked.  This GFE is not enclosed in the loan file.
Payment values in TIL Rate/Payment Disclosure are inaccurate. Maximum ever P&I payment on the Final TIL is $3670.90, calculated Maximum Ever P&I payment is $3632.13.
									TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Rate/Term Refi	Owner Occ	37.6	37.6	35
800006	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [3] Change date(s) in TIL rate/payment disclosure inaccurate [3] Payment value(s) in TIL Rate/Payment Disclosure inaccurate [2] GFE2 Reason(s) for any other revision(s) not documented [2] Initial TIL Date not within 3 days of Initial Application Date
Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 08/XX/2013 (funding date), 08/XX/2013 (closing date), 09/XX/2013(30 days before first payment) or 10/XX/2013 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 10/XX/2018.  "Maximum Ever" column should list date maximum rate may be reached (09/XX/2020) per Note terms, TIL lists 10/XX/2020.
Finance charges under disclosed by $353.64 which exceeds the $35 for refinances. TIL itemization does not reflect discount point of $689.40 as a finance charge.
GFE2 dated 08/07/2013 reflects an undocumented change in loan amount from $760,000 to $766,000.
Payment values in TIL Rate/Payment Disclosure are inaccurate.   Final TIL reflects an estimated amount for escrows and Total Estimated Monthly payment includes this amount, but there was no escrow account shown as being collected on the Final HUD.
									APR/Finance Charge/TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Rate/Term Refi	Owner Occ	53.75	53.75	42.27
800008	2	1			2	[2] Comparison of GFE and HUD-1 Charges Not Accurate [2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate
Comparison of GFE & HUD fees inaccurate; Final GFE dated 07/10/2013 reflects $619.20 for Transfer Taxes and $465.79 for Daily Interest however GFE column of comparison reflects $615.60 for Transfer Taxes and $35.63 for Daily Interest.
Most recent GFE dated 07/10/2013 Summary of Loan Terms reflects a loan amount of $258,000 and a payment of $1,385 and the HUD summary of Loan Terms reflects a loan amount of $256,500 and a payment of $1,376.95.
Most recent GFE dated 07/10/2013 Trade-Off Table reflects a loan amount of $258,000 and a payment of $1,385 and the HUD summary of Loan Terms reflects a loan amount of $256,500 and a payment of $1,376.95.
										Rate/Term Refi	Owner Occ	138.44	138.44	50.06
800009	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] GFE1 Fees Not Disclosed Correctly [2] State - Missing Right to Choose Insurance Provider	Finance charges under disclosed by $910.81, which exceeds the $35.00 tolerance for Refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed. GFE1 dated 08/01/2013 improper fee disclosure due to signing fee of $135.00 being disclosed in Required services that we select section instead of being disclosed under Title services.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Rate/Term Refi	Owner Occ	74.12	74.12	38.806
800010	3	3	[3] Initial Application Incomplete [2] Combined Orig LTV >100%	Initial 1003 incomplete because missing page 1.	3	[3] TIL Missing [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice		NO		Purchase	Owner Occ	96.94	100.18	34.64
800014	3	3	[3] Final Application Missing [3] Missing Title Evidence [3] Credit Report Incomplete	Credit report incomplete due to missing borrower credit scores.	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] APR Tolerance UnderDisclosed 0.25 [3] ROR Violation Funding date is prior to or equals the ROR End Date	APR under disclosed by .7202 which exceeds the .125 tolerance. Finance charges under disclosed $9,998.83 which exceeds the $35 tolerance for refinance transactions. Unable to determine payment under disclosure due to missing amortizing schedule from loan file. ROR executed by borrowers 12/XX/1990 with expiration of rescission period noted as 12/XX/1990. HUD reflects a funding date of 12/XX/1990, equal to the rescission period expiration date, and 18 days of interest was collected which coincides with a 12/XX/1990 funding date.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	89.92	89.92
800015	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Right to Select Attorney Disclosure	Finance charges under disclosed by $38.08 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing complete itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	32.8	32.8	16.01
800016	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $299.99 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a Closing Attorney fee of $450 as prepaid finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	47.09	47.09	62.1288
800018	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Right to Select Attorney Disclosure				Purchase	Owner Occ	80	100	48.28
800019	2	1			2	[2] State - Missing Commitment Letter [2] State - Missing Appraisal Notice				Cashout Refi	Owner Occ	69.59	69.59	27.258
800021	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Commitment Letter [2] State - Missing Lock In Disclosure [2] State - Missing signed Notice of Mortgage Broker Fee	Finance charges under disclosed by $358.44 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	83.05	83.05	37.93
800023	2	1			2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note				Purchase	Investment Property	90	90	35.45
800024	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	90	32
800027	1	1			1					Purchase	Owner Occ	100	100	32.77
800031	2	1			2	[2] State - Missing Attorneys' Fees Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization				Purchase	Owner Occ	95	95	35.178
800032	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Mortgage/DOT Incomplete [2] Original LTV > 125% [2] Combined Orig LTV >100%	Mortgage incomplete due to the notary date missing the year.	1					Purchase	Owner Occ	154.83	154.83
800033	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Initial Application Incomplete [2] Only Attorney's Opinion in File	Initial 1003 applications is Incomplete due to missing origination entity information.	2	[2] State - Missing Rate Lock [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	97	97	38.67
800034	3	3	[3] Credit Report Incomplete [2] Combined Orig LTV >100%	Credit report is incomplete due to being illegible.	2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	114.29	114.29
800035	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	95	95	23.947
800036	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] State - Missing Rate Lock [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	100	100
800037	3	3	[3] Final Application Missing [3] Credit Report Incomplete	Credit report incomplete due to being illegible.	3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [3] State Late Charge Not Standard	APR under disclosed by .1466 which exceeds the .125 tolerance. Finance charges under disclosed by $558.17 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed. Late charge fee of 5% exceeds the max allowed of 4% for the state Mississippi.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	94.95	94.95	48
800038	2	1			2	[2] State - Missing Rate Lock				Purchase	Owner Occ	100	100	32.29
800040	3	3	[3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing				Cashout Refi	Owner Occ	80	80	37.47
800041	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Notice of Right to Select Attorney	Finance charges under disclosed by $50.03 which exceeds the $35 for refinances. TIL itemization did not disclose a closing fee of $50 as a prepaid finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	55	55	33.126
800042	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Title Evidence		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice				Rate/Term Refi	Owner Occ	57.13	57.13
800045	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Consumer Disclosure	Initial GFE dated 12/29/2004 not within 3 days of Initial Application date of 12/15/2004. Initial TIL dated 12/29/2004 not within 3 days of Initial Application date of 12/15/2004.			Purchase	Owner Occ	79.99	79.99	59.58
800047	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Broker Compensation Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	95	95	53.81
800048	3	3	[3] Appraisal Missing [2] Only Preliminary Title in File		3	[3] State Late Charge Not Standard [2] State - Missing Choice of Attorney disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Late charge fee of 5% exceeds the max allowed of 4% for the state North Carolina.			Rate/Term Refi	Owner Occ	90.75	90.75
800049	3	3	[3] Final Application Missing [3] Credit Report Missing		3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	97	97	49.34
800050	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	42.51
800051	3	3	[3] Missing Initial Application		2	[2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	100	100	45.1
800052	2	1			2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Automated Valuation Report Notice w/ copy of AVM				Cashout Refi	Owner Occ	95	95	53.908
800054	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] Rescission Period under 3 days [2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure [2] Initial TIL Missing	Evidence of credit life insurance with a monthly payment of $655.66 and annual premium of $7868.03. Insurance is optional. ROR executed by borrowers 07/XX/1998 with expiration of rescission period noted as 07/XX/1998, only providing borrower with a 2 day rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	106.69	106.69
800056	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	75	75
800063	3	3	[3] Final Application Missing [3] P&I stated and calculated exceeds tolerance 0.05 [3] Missing Initial Application	P&I (267.67) exceeds standard variance (0.05) with calculated P&I (267.94) Current Variance 0.27.	2	[2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Loan Commitiment [2] State - Missing Condominium Earthquake Insurance Disclosure [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	79.67	79.67
800065	3	3	[3] Final Application Missing [2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] APR Tolerance UnderDisclosed 0.125 [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Commitment Letter [2] Initial TIL Missing	APR under disclosed by 1.6222 which exceeds the .125 tolerance. Finance charges under disclosed by $69.972.85 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	105	105
800067	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] Initial TIL Missing				Rate/Term Refi	Owner Occ	102.91	102.91
800069	3	3	[3] LP Product Type incorrect; Conventional File	LP Product Type incorrect; Conventional File. LP reflects 15 year Fixed Rate for Product Type however loan closed as a 10 year fixed rate.	2	[2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] GFE1 Fees Not Disclosed Correctly	GFE1 dated 05/14/2013 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however box #2 was checked.			Purchase	Investment Property	49.23	49.23	37.08
800070	3	3	[3] Final Application Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal is incomplete due to only appraisal photos in being in file.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $152.92 which exceeds the $35 tolerance for refinance transactions. TIL itemization reflects a closing fee of $600 and the HUD reflects a closing fee of $350. TIL itemization did not disclose a $300 Copy fee, a $25 wire fee, and a $85 courier fee as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	95	95	55.49
800073	3	3	[3] MI Missing [3] Missing Title Evidence		2	[2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan [2] Initial GFE Missing				Purchase	Owner Occ	99.99	99.99	37.74
800075	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] State - Missing Broker Agreement [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	100	100	45.6
800077	3	3	[3] MI Missing [3] Missing Initial Application	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Broker Agreement [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Collateral Protection Act Disclosure [2] State - Missing Commitment Letter [2] State - Missing FHA/VA Allowed / Disallowed Borrower Paid Charges Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	97.64	97.64
800078	3	3	[3] Appraisal Missing [3] Final Application Missing [3] MI Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial TIL Missing		YES		Purchase	Owner Occ	100	100	44.37
800080	3	3	[3] Missing Re-Cert of Value [2] >6 Months Marketing - Yes	Missing Re-cert of Value from original appraiser verifying that subject property has not declined in value. Appraisal date of 12/03/12 is greater than 4 months old from Note date of 04/XX/13 and has expired.	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] State Late Charge Not Standard [2] State - Missing Interest Rate Disclsoure [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] State - Missing Borrower's Choice of Attorney Disclosure	Comparison of GFE & HUD fees inaccurate; Daily Interest charges from final GFE dated 04/15/2013 reflects $471.96 however GFE column of comparison reflects $104.88 for Daily Interest. Finance charges under disclosed by $455.09 which exceeds the $35 for refinances. TIL itemization did not disclose an appraisal fee paid to affiliate of $540.00 as prepaid finance charge. There was no invoice in the file. Late charge fee of 5% exceeds the max allowed of 2% for the state New York.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	66.42	66.42	31.96
800081	3	3	[3] Other Guideline Issue [2] Comps Not w/in 1 Mile (Suburban)	CEMA-Endorsement to underlying note dated 5/XX/2006 appears to be white-out with no borrowers initials.	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] State Late Charge Not Standard [2] State - Missing Borrower's Choice of Attorney Disclosure	Finance charges under disclosed by $640.45 which exceeds the $35.00 tolerance for Refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed. Late charge fee of 5% exceeds the max allowed of 2% for the state New York.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	62.34	77.87	37.23
800082	3	3	[3] Other Guideline Issue	CEMA-Underlying Mortgage dated 01/XX/2011 is missing pages 3 and 4 of 17 pages.	3	[3] State Late Charge Not Standard [2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date
Initial GFE is dated 11/27/2012 which is not within 3 days of the application date 10/05/2012.
Initial TIL dated 11/27/2012 is not within 3 days of application 10/05/2012 or the credit report that is dated 10/05/2012. Loan is originated and closed by XX
Late charge fee of 5% exceeds the max allowed of 2% for the state New York.
Most recent GFE dated 11/27/2012 Summary of Loan Terms reflects an interest rate of 3.75% and a payment of $2,896.79 and the HUD summary of Loan Terms reflects an interest rate of 3.625% and a payment of $2,852.60.
Most recent GFE dated 11/27/2012 Trade-Off Table reflects an interest rate of 3.75% and a payment of $2,896.79 and the HUD reflects an interest rate of 3.625% and a payment of $2,852.60.
										Cashout Refi	Owner Occ	76.75	76.75	22.08
800083	3	3	[3] Other Guideline Issue [2] Over Supply - Yes	CEMA-Underlying CEMA dated 5/XX/2009 is missing Exhibit B and was recorded with a missing page.	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] State Late Charge Not Standard [2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate
Finance charges under disclosed by $143.96 which exceeds the $35 for refinances. Unable to determine under disclosure due to missing TIL itemization of amount financed.
Late charge fee of 5% exceeds the max allowed of 2% for the state New York.
Most recent GFE 12/07/2012 Summary of Loan Terms reflects a loan amount of $287,000 and a payment of $1,268.82 and the HUD summary of Loan Terms reflects a loan amount of $282,700 and a payment of $1,249.81.
Most recent GFE dated 12/07/2012 Trade-Off Table reflects a loan amount of $287,000 and payment of $1,268.82 and the HUD reflects a loan amount of $282,700 and a payment of $1,249.81.
									APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	37.2	37.2	23.6
800084	3	3	[3] Credit Report Missing [2] # of Acres >20 [2] < 25% Build Up [2] Subject Has Excess Land (Rural/Suburban; > 5 Acres) [2] Comps Not w/in 6 Months [2] Comps Not w/in 5 Miles (Rural)	Credit report > 120 days prior to note date. Credit report is dated 12/13/2012; loan closed 04/XX/2013.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate	Finance charges under disclosed by $578.66 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed. Most recent GFE dated 12/14/2012 Summary of Loan Terms reflects a loan amount of $397,000 and a payment of $1810.52 and the HUD summary of Loan Terms reflects a loan amount of $394,000 and a payment of $1796.84. Most recent GFE dated 12/14/2012 Trade-Off Table reflects a loan amount of $397,000 and a payment of $1810.52 and the HUD reflects a loan amount of $394,000 and a payment of $1796.84.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	55.49	73.22	38.21
800085	3	3	[3] LTV Not Within Guidelines	LTV 88.04> 78.13% that was used in approval, due to lender using appraised value of $160,000; however, per appraisal value is $142,000.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate
Comparison of GFE & HUD fees inaccurate; final GFE dated 04/22/2013 reflects title services and lender's title insurance $815, government recording charges $87 and daily interest charges $25.68, however the GFE column of comparison reflects title services and lender's title insurance $930, government recording charges $206 and daily interest charges $66.35.
Initial GFE dated 02/08/2013 is not within 3 days of application 01/22/2013.
Initial TIL dated 02/08/2013 is not within 3 days of the credit report that is dated 01/22/2013.
Most recent GFE dated 04/22/2013 Summary of Loan Terms reflects an interest rate of 3.75% and a payment of $578.95 and the HUD summary of Loan Terms reflects an interest rate of  3.875% and a payment of $587.85.
Most recent GFE dated 04/22/2013 Trade-Off Table reflects an interest rate of 3.75% and a payment of $578.95 and the HUD reflects an interest rate of 3.875% and a payment of $587.85.
										Cashout Refi	Owner Occ	88.04	88.04	25.9
800086	3	3	[3] Final Application Missing		3	[3] Rescission Period under 3 days [2] Initial TIL Missing	ROR executed by borrowers 01/XX/2007 with expiration of rescission period noted as 02/XX/2007, only providing borrower with 2 day rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	100	40.53
800087	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing				Cashout Refi	Owner Occ	75	75	46.316
800088	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	76.88	76.88	54.82
800089	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	80	97.03	55.49
800091	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Purchase	Owner Occ	80	100	47.53
800092	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Real Property Recordation and Transfer Tax (Form FP 7/C) [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Financing Agreement [2] State - Missing Mortgage Disclosure Form [2] State - Missing Escrow Account Notice [2] State - Missing Dual Status / Dual Capacity Disclosure				Purchase	Owner Occ	80	94.99	31.57
800093	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Choice of Attorney disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Rate/Term Refi	Owner Occ	89.8	89.8	47.5
800100	3	3	[3] Loan Limit Guideline Issue	Deficiency - Subject first mortgage was closed with a loan amount of $547,100 which is higher than the allowed High Balance loan limit forXX of $546,250 by $850.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] GFE2 Reason(s) for any other revision(s) not documented [2] GFE Other Settlement Charges Good Through Date < 10 business days from GFE Date [2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate
Finance charges under disclosed by $187.28 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization.
GFE1 dated 9/24/2012 Important Dates Section, Other Settlement Charges Good Through Date is 9/28/2012, which is less than the 10 business days required.
GFE2 dated 10/14/2012 reflects an undocumented change in loan amount from $625,500 to $546,250.
Most recent GFE dated 10/14/2012 Trade-Off Table reflects a loan amount of $546,250 and payment of $2529.77 and the HUD reflects a loan amount of $547,100 and a payment of $2533.71. File contains an updated GFE however it is dated post closing therefore excluded from the review.
Most recent GFE dated 10/142012 Summary of Loan Terms reflects a loan amount of $546,250 and a payment of $2529.77 and the HUD summary of Loan Terms reflects a loan amount of $547,100 and a payment of $2533.71. File contains an updated GFE however it is dated post closing therefore excluded from the review.
									APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	34.63	43.06	42.87
800101	3	3	[3] DU Findings; Miscellaneous Violation(s) or Issue(s) present; Conventional File	Definiency- Loan closed with expired appraisal. Appraisal must be dated within 120 days of Note date. Appraisal was completed on 10/26/2012 and the Note date is 03/XX/2013. Valid 1004D appraisal update was needed.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Interest Rate Disclsoure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure	Initial GFE dated 10/24/2012 is not within 3 days of application 10/10/2012. Initial TIL dated 10/24/2012 is not within 3 days of application 10/10/2012 or the credit report that is dated 10/10/2012.			Cashout Refi	Owner Occ	27.91	27.91	20.68
800102	3	3	[3] Hazard Missing [3] Other Guideline Issue [2] Over Supply - Yes [2] >6 Months Marketing - Yes
Deficiency- According to XX circular 2012-35-E for Disaster Area Declared after the appraisal completed but before the loan closed...a re-inspection is required indicating the subject property suffered no damage. Check the "YES" box under "Have the Improvements been completed... and include comments to the fact the subject was located in a recently declared disaster area and this inspection is being completed after the date of disaster. The subject file inlcuded an appraisal update and completion report but only stated the propety was re-inspected and was recertifying the value as indicated. Nothing was mentioned about the disaster area.
					3	[3] State Late Charge Not Standard [2] State - Missing Interest Rate Disclsoure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Tax Escrow Account Designation [2] State - Missing Borrower's Choice of Attorney Disclosure [3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $719 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization. Late charge fee of 5% exceeds the max allowed of 2% for the state New York.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Rate/Term Refi	Second Home	65	65	33.43
800103	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Commitment Letter [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Appraisal Notice	Finance charges under disclosed by $1043.06 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed. Also, there is a lender credit on page one of HUD for $1,000 which is not itemized, therefore excluded.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	79.79	79.79	14.07
800104	3	3	[3] DTI Not Within Guidelines	DTI 47.21% exceeds current seller guideline maximum of 45%	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] GFE2 Reason(s) for any other revision(s) not documented	Finance charges under disclosed by $385.03 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose the appraisal fee paid to the affiliate XX as a finance charge. GFE2 dated 05/01/2013 reflects an undocumented change in loan amount from $210,000 to $185,000 as well as an undocumented change in the loan term from 15 year to 30 year.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	56.06	56.06	48.21
800105	3	3	[3] Violation of XX manual underwriting guidelines	Deficiency - Loan closed with expired appraisal. Appraisal must be dated within 120 days of Note date. Appraisal was completed on 3/7/2013 and the Note date is 7/XX/2013. Valid 1004D appraisal update was needed.	3	[3] State Late Charge Not Standard [2] State - Missing Interest Rate Disclsoure [2] GFE2 Reason(s) for any other revision(s) not documented [2] GFE3 Reason(s) for any other revision(s) not documented [2] Most Recent GFE Escrow account information not correct [2] State - Missing Borrower's Choice of Attorney Disclosure [3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $444.98 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not include Appraisal fee of $445.00 paid to the affiliate XX as prepaid finance charge with no invoice in the file.
GFE2 dated 03/19/2013 reflects an undocumented change in loan amount from $360,000 to $348,000.
GFE3 dated 07/02/2013 reflects an undocumented increase in interest rate from 4.125% to 4.25%.
Late charge fee of 5% exceeds the max allowed of 2% for the state New York.
Most recent GFE dated 07/02/2013 discloses an escrow account, however Final HUD holds no escrows.
									APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Cashout Refi	Owner Occ	80	80	34.17
800106	3	3	[3] DTI Not Within Guidelines [3] Manually Underwritten Conventional Loan File, Unable to Determine if XX or FHLMC guidelines used.	Deficiency- DTI of 48.85% > 45%- current XX seller guidelines reflect a maximum DTI of 45%.	3
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[2]   State - Missing Rate Lock Disclosure
[2]   GFE Other Settlement Charges Good Through Date < 10 business days from GFE Date
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   State - Missing Prepayment penalty disclosure

Comparison of GFE & HUD fees inaccurate; Daily interest charges from final GFE dated 03/06/2013 reflects $0 however GFE column of comparison reflects $60.78 for Daily Interest.
Finance charges under disclosed by $185.70 which exceeds the $35 for refinances. Unable to determine underdisclosure due to missing TIL itemization.
GFE1 dated 03/06/2013 Important Dates Section, Other Settlement Charges Good Through Date is 03/15/2013, which is less than the 10 business days required.
Initial GFE dated 03/06/2013 is not within 3 days of application 03/01/2013.
Initial TIL dated 03/06/2013 is not within 3 days of application 03/01/2013 or the credit report that is dated 03/01/2013.
									APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	68.51	85.25	48.85
800107	3	3	[3] Missing Re-Cert of Value [3] DU Section: Property and Appraisal; all requirements not met; Conventional File	Appraisal expired and Final Inspection dated 7/2/2013 did not recertify the value and market area. File reflects a post dated recertification of value and market area dated 11/11/13. Deficiency- Per XX guidelines the appraisal and update must be within 120 days of the note date. Appraisal is dated 10/16/2012, Final Inspection is dated 7/2/2013, and the Recertification of Value is dated 11/11/2013. Note date reflects 7/XX/2013.	3	[3] TIL Incomplete [2] State - Missing Mortgage Banker Disclosure [2] GFE3 Reason(s) for any other revision(s) not documented [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [3] Finance Charge underdisclosed >$35 for Refinance
Final TIL reflects boxes for an adjustable rate loan and Note reflects fixed rate.
Finance charges under disclosed by $113.34 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing complete itemization of amount financed.  File reflects a post closing refund check dated 11/12/2013 in the amount of $68 to Borrower for excess closing costs.
GFE3 dated 6/18/2013 reflects an undocumented change in loan amount from $187,000 to $202,600.
Initial GFE dated 4/1/2012 is not within 3 days of application 2/21/2012.
Initial TIL dated 4/1/2012 is not within 3 days of application 02/21/2012 or the credit report that is dated 2/21/2012. Loan is originated and closed by XX
								TESTED	APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Rate/Term Refi	Owner Occ	44.36	44.36	23.7
800108	3	3	[3] Other Guideline Issue [3] Manually Underwritten Conventional Loan File, Unable to Determine if XX or FHLMC guidelines used. [2] Zoning Compliance "Legal" Not Checked	Per appraisal property is located in area with no zoning. Per XX 4 month doc expiration guideline; Flood cert outdated; cert in file is dated 8/5/2012; loan closed 1/XX/2013.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Banker Disclosure [2] GFE3 Reason(s) for any other revision(s) not documented	Finance charges under disclosed by $85.37 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed. GFE3 dated 12/5/2012 reflects an undocumented increase in interest rate from 4.0% to 4.125%. Initial GFE dated 8/3/2012 is not within 3 days of application 6/18/2012. Initial TIL dated 8/3/2012 is not within 3 days of application 6/18/2012 or the credit report that is dated 6/18/2012. Loan is originated and closed by XX		APR/Finance Charge/TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	78.79	78.79	44.8
800109	3	3	[3] Other Guideline Issue [3] Months Reserves Not Within Guidelines [3] Manually Underwritten Conventional Loan File, Unable to Determine if XX or FHLMC guidelines used. [2] Comps Not w/in 6 Months [2] Comps Not w/in .5 Miles (Urban)
Conventional Refinance; Appraisal dated 2/28/13 contains 5 sold comparables and 2 active listings. Comparables sold on 1/13, 11/12, 1/13, 10/11 and 9/11. Comps #4 & 5 fall outside 6 months, however value appears to be supported.
Per appraisal subject property is located in Urban area and  4 out of 7 comps is not within 0.5  Miles.
Per current XX Matrix; 6 months reserves are required. No evidence of most recent statement for Vested retirement assets listed on Final 1003 imaged to file as of 6/24/2014.
Per XX 4 month doc expiration guideline; Flood cert outdated; cert in file is dated 8/30/2012; loan closed 3/XX/2013.
					3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Home Buyers Property Tax Payment Option [2] GFE2 Reason(s) for any other revision(s) not documented [2] Comparison of GFE and HUD-1 Charges Not Accurate
Comparison of HUD & HUD fees inaccurate; HUD reflects on line 1305 Secure & prepare release fee of $150 however the HUD column of comparison does not reflect this fee.
Finance charges under disclosed by $936.10 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
GFE2 dated 9/7/2012 reflects an undocumented change in loan amount from $412,500 to $304,000.
Initial TIL dated 8/30/2012 is not within 3 days of application 08/21/2012 or the credit report that is dated 08/21/2012. Loan is originated and closed by XX
									APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	59.03	59.03	40.8
800110	3	3	[3] Hazard Missing [3] Violation of XX manual underwriting guidelines [2] Over Supply - Yes [2] Declining Values/Market	Deficiency- Per XX guidelines the appraisal and update must be within 120 days of note date. Appraisal is dated 1/23/2013 and the note date is 5/XX/2013 making XX days old and re-certification of value was completed post closing (7/1/2013).	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Agency to Receive Borrower Complaints [2] Comparison of GFE and HUD-1 Charges Not Accurate	Comparison of GFE & HUD fees inaccurate; HUD reflects $385 for escrow waiver and $150 for subordination fee; however, HUD column of comparison does not reflect charges for escrow waiver and subordination. Finance charges under-disclosed by $546.77 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of TIL.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	46.38	65.79	41.6
800111	3	3	[3] Judgments Not Paid As Required At Close [3] Income Not Properly Verified [3] DTI Not Within Guidelines [3] Violation of XX manual underwriting guidelines	Deficiency- DTI of 55.57% > 43.5% used in approval due to miscalculated income and real estate taxes not included in debt ratio. File does not contain evidence that judgement for $553 was satisfied as required on the approval. Income not properly verified due to missing documentation to support income used of $3,000.00 per month. Tax returns support only $1,356.33 per month. Manual underwriting approval requirements for full income verification for income used and proof judgment was paid off are missing	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Interim Interest Disclosure [2] HUD Summary of Loan Terms does not match Note Terms [2] Missing GFE(s) [2] GFE3 Reason(s) for any other revision(s) not documented [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate
Comparison of GFE & HUD fees inaccurate; final GFE dated 04/12/2013 reflects daily interest charges of $281.52, Flood Cert of $19 and Tax Service fee of $65; however GFE column of comparison reflects $187.68 for daily interest charges and $0 for Flood Cert and $0 for Tax Service fee. Final HUD reflects $19 for Flood Cert and $65 for Tax Service fee, however HUD column of comparison reflects $0 for Flood Cert and $0 for Tax Service fee.
Finance charges under disclosed by $387.44 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
GFE3 dated 04/12/2013 reflects an undocumented change in loan amount from $233,000 to $304,500.
HUD summary of loan terms reflects a rate of 3.875% and Note reflects rate of 3.75%.
Missing GFE due to Written list of service providers reflects GFE was issued on 01/24/2013. This GFE was not enclosed in the loan file.
Most recent GFE dated 04/12/2013 Summary of Loan Terms reflects an interest rate of 3.75% and a payment of $1,410.19 and the HUD summary of Loan Terms reflects an interest rate of 3.875%and a payment of $1,431.87.
Most recent GFE dated 04/12/2013 Trade-Off Table reflects an interest rate of 3.75% and payment of $1,410.19 and the HUD reflects an interest rate of 3.875% and a payment of $1,431.87.
									APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	77.09	77.09	43.5
800112	3	3	[3] Hazard Missing [3] Manually Underwritten Conventional Loan File, Unable to Determine if FNMA or FHLMC guidelines used.		3	[3] State Late Charge Not Standard [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] GFE1 Written list of service providers not given to borrower [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Initial GFE dated 02/06/2013 is not within 3 days of application 01/14/2013. Initial TIL dated 02/08/2013 is not within 3 days of application 01/14/2013 or the credit report that is dated 01/14/2013. Loan is originated and closed by XX Late charge fee of 5% exceeds the max allowed of 2% for the state New York.			Cashout Refi	Owner Occ	35	35	34.6
800113	3	3	[3] Other Guideline Issue [3] DTI Not Within Guidelines	Deficiency- DTI 48.05% exceeds current seller guideline maximum of 45% Not eligible for delivery to Agency, loan to value exceeds maximum of 80% without mortgage insurance.	3	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed) [2] GFE2 Reason(s) for any other revision(s) not documented [2] State - Missing Notice of Consumers Right to Obtain a Security Freeze	GFE2 dated 10/02/2013 reflects an undocumented change in loan amount from $230,000 to $243,575 and interest rate from 2.875% to 4.5%. The APR on the Initial TIL (2.9965) is greater than .125 less than the audited APR (4.5612) which is based on the under-disclosure. The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	48.99
800115	3	3	[3] Other Guideline Issue [3] Missing Conventional Manual Underwriting Approval, AUS was not used.	Deficiency- Not eligible for delivery to Agency, loan to value exceeds maximum of 80% without mortgage insurance.	3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $84.54 which exceeds the $35 for refinances. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	82.19	82.19	26.35
800116	3	3	[3] LP Findings; all Valuation requirements not met; Conventional File	Deficiency-The Lender must represent and warrant that the project met XX requirements at the time the original loan was originated no matter what the LTV.	3	[3] Rescission Period under 3 days [2] GFE1 Written list of service providers not given to borrower	ROR executed by borrowers 7/XX/2013 with expiration of rescission period noted as 7/XX/2013 providing borrower with no rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	71.02	76.66	35.5
800117	3	3	[3] Hazard Missing [3] Other Guideline Issue [3] DTI Not Within Guidelines [3] DU Total Loan Amount incorrect; Conventional File [3] DU Appraised Value incorrect; Conventional File	Deficiency - Max DTI is 45% - Current DTI of 46.08% due to the addition of monthly escrow payments. DU appraised value $325,000; actual appraised value $275,000 DU loan amount $223,000; actual loan amount $220,000 Not eligible for delivery to Agency, loan to value exceeds maximum of 80% without mortgage insurance.	3
[3]   Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1
[2]   Most Recent GFE Escrow account information not correct
[2]   Most Recent GFE Trade-off Table not accurate
[2]   State - Missing Borrower Information Document
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Commitment Letter

Comparison of GFE & HUD fees inaccurate; the final HUD reflects $6600.37 for the initial escrow deposits and $1185 for the homeowners insurance;  however HUD column of comparison does not reflect charge for the initial escrow deposits and the homeowners insurance.
Most recent GFE dated 5/4/2013 does not disclose an escrow account, however Final HUD holds escrows.
Most recent GFE dated 5/4/2013 Summary of Loan Terms reflects a rate of 3.625% and a payment of $1019.99 and the HUD summary of Loan Terms reflects a rate of 3.875% and a payment of $1034.52.
Most recent GFE dated 5/4/2013 Trade Off-Table reflects a rate of 3.625% and a payment of $1019.99 and the HUD summary of Loan Terms reflects a rate of 3.875% and a payment of $1034.52.
The APR on the initial TIL (3.8019) is greater than .125 less than the APR on the Final TIL (3.9281). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
									TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	80	46.91
800118	3	3	[3] Assets Not Properly Verified [3] DTI Not Within Guidelines	Assets not properly verified due to retirement account statement is dated 103 days from the Note date, which exceeds expiration maximum of 90 days. Deficiency: DU provided reflects a DTI of 48.13%, reserves of $24,907.74 and an appraised value of $470,524.00 however, subject loan closed with a DTI of 47.43%, appraised value of $471,000.00 and substantially lower reserves of $6,056.62 due to expired retirement account statement.	3	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed) [2] Missing GFE(s) [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure	Missing GFE due to Rate Lock Agreement reflects rate was locked on 09/26/2013. This GFE was not enclosed in the loan file. The APR on the initial TIL (3.6183) is greater than .125 less than the APR on the Final TIL (4.5307). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	42.51	42.51	48.13
800119	3	3	[3] Final Application Missing [3] Hazard Missing [3] Violation of XX manual underwriting guidelines	Deficiency - Loan closed with expired appraisal. Appraisal must be dated within 120 days of Note date. Appraisal is dated 4/1/2013 and the note date is 8/XX/2013 making appraisal XX days old and file does not reflect a re-certification of value.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Mortgage Banker Disclosure [2] Comparison of GFE and HUD-1 Charges Not Accurate	Comparison of GFE & HUD fees inaccurate; Government recording charges from final GFE dated 06/06/2013 reflects $196.00 however GFE column of comparison reflects $104.00 for Government recording charges. Finance charges under-disclosed by $166.00 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of TIL.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	72.5	72.5	44.69
800120	3	3	[3] Appraisal Missing	Deficiency: Subject loan closed as a cash-out refinance with the property value obtained from an automated valuation. XX Loan Evaluation results dated 07/18/2013 indicate the subject was not Rapid Value Eligible and required a full appraisal, which is also required by XX current guidelines.	2	[2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure				Cashout Refi	Owner Occ	65.1	65.1	22.5
800122	3	3	[3] Other Guideline Issue [3] DTI Not Within Guidelines [2] Past Bankruptcy	DTI 57.72% exceeds current seller guideline maximum of 45% Not eligible for delivery to Agency, loan to value exceeds maximum of 80% without mortgage insurance Per Credit report borrower has filed for BK Chapter 7 on 12/XX/2011 that was discharged on 04/XX/2012.	2	[2] Missing GFE(s)	Missing GFE due to price Range Protection Confirmation/ Rate Lock Agreement letter dated 10/10/2013 indicating that a loan amount of $370,000 and interest rate of 4.25%. That GFE was not enclosed in the loan file.			Purchase	Owner Occ	100	100	57.7
800123	3	3	[3] MI Missing [3] Seller Concessions Not Within Guidelines	Deficiency- Seller Contribution=5.23% and exceeds the maximum allowed of 3% per closing instructions Missing evidence of PMI coverage. PMI cert was not provided in file.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Non Agency Disclosure	Finance charges under disclosed by $450.90 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95	24.6
800125	3	3	[3] Other Guideline Issue	XX must be underwritten through DU. Missing DU from file.	2	[2] State - Missing Finance Lender Information Disclosure [2] GFE3 Reason(s) for any other revision(s) not documented	GFE3 dated 09/24/2013 reflects an undocumented change in loan amount from $164,800 to $164,799.			Purchase	Investment Property	80	80	41.2
800126	3	3	[3] Mortgage/DOT Incomplete [3] CLTV Not Within Guidelines [3] LTV Not Within Guidelines	Deficiency- XX guidelines require a purchase of a second home with the borrower financing more than four properties to meet the max CLTV of 75%. Loan was approved at a CLTV of 90%. Deficiency- XX guidelines require a purchase of a second home with the borrower financing more than four properties to meet the max LTV of 75%. Loan was approved at a LTV of 90%. Mortgage is incomplete due to missing notary date.	2	[2] Missing GFE(s)	Missing GFE due to doc status reflects a GFE was issued on 10/16/2013. This GFE is not enclosed in the loan file.			Purchase	Second Home	90	90	38.7
800127	3	2	[2] Combined Orig LTV >100%		3	[3] No tolerance fees increased at closing (Transfer Taxes) [3] GFE2 Reason(s) for settlement charge revision(s) not documented [2] GFE2 Reason(s) for any other revision(s) not documented [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date
GFE2 dated 10/23/2013 reflects an undocumented increase in interest rate from 4.25% to 4.75%.
GFE2 dated 10/23/2013 reflects an undocumented increase in Title services from $1,557 to $2,065; Required services that you can shop for from $84 to $130 and Government Recording charges from $105 to $250.
Initial GFE dated 09/20/2013 is not within 3 days of application 08/20/2013.
Initial TIL dated 09/20/2013 is not within 3 days of application 08/20/2013 or the credit report that is dated 08/20/2013. Loan is originated and closed by Wells Fargo Bank, NA.
No tolerance fees increase: Transfer Taxes increased; most recent GFE dated 10/23/2013 disclosed Transfer taxes as $0 increased at closing to $231.
										Purchase	Owner Occ	80	101	39.7
800128	3	3	[3] DTI Not Within Guidelines [1] Flood Insurance Required on Appraisal - Yes	Deficiency- DTI 50.2% exceeds current seller guideline maximum of 45%.	2	[2] State - Missing Pre-Application Dislcosure				Cashout Refi	Owner Occ	75	75	50.2
800129	3	3	[3] Other Guideline Issue [3] Manually Underwritten Conventional Loan File, Unable to Determine if XX or FHLMC guidelines used. [2] Manufactured (Double-Wide)	Not eligible for delivery to Agency, loan to value exceeds maximum of 80% without mortgage insurance.	1					Purchase	Owner Occ	95	95	39
800130	3	3	[3] DTI Not Within Guidelines [3] Manually Underwritten Conventional Loan File, Unable to Determine if XX or FHLMC guidelines used. [2] Zoning Compliance "Legal" Not Checked	Deficiency- DTI 73.18% exceeds current seller guideline maximum of 45%. Public records indicate that the departing primary residence did not sell until 5/XX/14; therefore, the departing primary residence monthly payment of $1,264 should have been included in the qualifying DTI at the time of approval. Per appraisal property is located in area with no zoning.	3	[3] Initial GFE Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice	Initial GFE dated 12/9/2013 is not within 3 days of initial application 10/16/2013. Initial TIL dated 12/10/2013 is not within 3 days of the iniaial application dated 10/16/2013 or initial credit report 10/16/2013. Loan is originated and closed by XX Missing Initial GFE due to Document Status Form reflects GFE was issued on 11/27/2013. This GFE was not enclosed in the loan file.			Purchase	Owner Occ	72.98	72.98	40.52
800131	3	3	[3] Manually Underwritten Conventional Loan File, Unable to Determine if FNMA or FHLMC guidelines used.		2	[2] State - Missing Mortgage Banker Disclosure				Purchase	Owner Occ	95	95	21.7
800132	3	3	[3] MI Missing [3] Assets Not Sufficient To Close [3] Other Guideline Issue [3] CLTV Not Within Guidelines [3] Qualifying Score Not Within Guidelines [3] LTV Not Within Guidelines	Assets not sufficient to close due to XX guidelines not allowing a gift of equity from a non relative. Deficiency- Borrower does not have a valid EAD. Deficiency- CLTV 96.5% exceeds current seller guideline maximum of 95% Deficiency- LTV 96.5% exceeds current seller guideline maximum of 95% Missing evidence of PMI coverage. PMI cert was not provided in file. Qualifying score of 643 does not meet XX guidlines of 680 for loans with a LTV greater than 75%.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial GFE Date not within 3 days of Initial Application Date [2] GFE Other Settlement Charges Good Through Date < 10 business days from GFE Date	Finance charges under disclosed by $179 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed. GFE1 dated 12/19/2013 Important Dates Section, Other Settlement Charges Good Through Date is 12/16/2013, which is less than the 10 business days required. Initial GFE dated 12/19/2013 is not within 3 days of application 12/04/2013.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	96.5	96.5	21.7
800133	3	3	[3] Appraisal Incomplete [3] Application Incomplete	Deficiency - Application Incomplete due to missing Storage Unit Number. Address on application reflects XX. Note and legal description reflects storage Unit numberXX as part of the purchase transaction making the storage unit part of the property address to reflect XX Deficiency - Appraisal Incomplete due to missing Storage Unit Number. Address on Appraisal reflects XX. Note and legal description reflects storage Unit number XX as part of the purchase transaction making the storage unit part of the property address to reflect XX	3	[3] State Late Charge Not Standard [3] TIL Incomplete [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] State - Missing Affidavit of Compliance / Smoke Alarm
Comparison of GFE & HUD fees inaccurate; Initial deposit for escrow from final GFE dated 03/18/2013 reflects $1016.39 and Title services and lenders title Insurance $3084.06 however, GFE column of comparison reflects initial deposit for escrow $318.24 and Title services and lenders title insurance $585.06.
Deficiency -  TIL Incomplete due to missing Storage Unit Number. Address on TIL reflects XX. Note and legal description reflects storage Unit number XX as part of the purchase transaction making the storage unit part of the property address to reflect XX
Late charge fee of 5% exceeds the max allowed of 2% for the state New York.
								TESTED		Purchase	Owner Occ	80	80	41.2
800134	3	3	[3] Flood Insurance Cert Missing [3] Other Guideline Issue [3] LTV Not Within Guidelines	Loan closed with expired Flood Cert. Flood cert must be dated within 120 days of Note date. Flood cert was completed on 4/3/2013 and the Note date is 10/XX/2013, which is more than 120 days. LTV 96.5% exceeds current seller guideline maximum of 95% Not eligible for delivery to Agency, loan to value exceeds maximum of 80% without mortgage insurance.	3	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [3] GFE3 Reason(s) for interest rate-related revision(s) not documented [2] GFE2 Reason(s) for any other revision(s) not documented [2] GFE1 Written list of service providers not given to borrower [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure
Comparison of GFE & HUD fees inaccurate; title services and lender's title insurance charges from final GFE dated 07/30/2013 reflects $2788.60 however GFE column of comparison reflects $2063.60 for title services and lender's title insurance.
GFE2 dated 04/25/2013 reflects an undocumented change in loan amount from $302,909 to $303437.
GFE3 dated 07/15/2013 reflects an undocumented increase in interest rate from 3.625% to 4.375% and an undocumented decrease in Credit for interest rate from ($2655.07) to ($758.59) therefore an undocumented increase in Adjusted Origination charges from $(1756.07) to $140.41.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 04/05/2013; Adjusted Origination disclosed as ($2655.07) increased at closing to $140.41.
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 04/05/2013 of ($2655.07) but final HUD discloses a credit of $0.00.
										Purchase	Owner Occ	96.5	96.5	33.6
800135	3	3	[3] Conventional Loan File; LP reflects Risk Class of Caution; FHLMC manual underwriting guidelines not complied with [2] Past Bankruptcy	Bankruptcy documentation in file reflects borrower filed for BK Chapter 7 on 04/XX/2006 that was discharged on 07/XX/2006. Deficiency - Per manual approval, a Fannie Mae 1004 / Freddie Mac 70 Uniform Residential Appraisal Report is required to verify value of property. Documents in file indicate loan closed with AVM only.	3	[3] Rescission Period under 3 days [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] State - Missing Tangible Net Benefit Disclosure	Comparison of GFE and HUD charges not accurate. Final GFE dated 06/11/2013 reflects title services and lender's title insurance of $1,060.45, government recording charges of $248 and initial escrow deposit of $198.29; however the GFE column of comparison shows $933 for title services and lender's title insurance, $166 for government recording charges and $140.78 for initial escrow deposit. ROR executed by borrower's spouse 08/XX/2013 with expiration of rescission period noted as 08/XX/2013, only providing borrower with 2 day rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	73.91	73.91	39.6
800136	3	3	[3] DTI Not Within Guidelines [3] Manually Underwritten Conventional Loan File, Unable to Determine if XX or FHLMC guidelines used.	Deficiency - DTI 45.9% exceeds current seller guideline maximum of 45%	3	[3] Initial TIL Missing [3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate [2] Loan is subject to IL Predatory Lending Database Program [2] State - Missing Notice of Choice of Agent or Insurer
Finance charges under disclosed by $40 which exceeds the $35 for refinances. TIL itemization did not disclose Tax Payment Service Fee of $40 as prepaid finance charge.
Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.
Most recent GFE dated 05/25/2013 Summary of Loan Terms reflects a loan amount of $150,000 and a payment of $705.36 and the HUD summary of Loan Terms reflects a loan amount of $155,000 and a payment of $728.87.
Most recent GFE dated 05/25/2013 Trade-Off Table reflects a loan amount of $150,000 and payment of $705.36 and the HUD reflects a loan amount of $155,000 and a payment of $728.87.
									APR/Finance Charge/TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	65.96	65.96	45.9
800137	3	1			3	[3] Initial GFE Missing [2] State - Missing Agency to Receive Borrower Complaints				Purchase	Owner Occ	95	95	31.8
800138	3	3	[3] APN Differences Between Title and Appraisal Documents [2] Subject Has Excess Land (Rural/Suburban; > 5 Acres)	Per Appraisal subject property is located in an suburban area with a lot size of 10 acres. The APN on title is XX and on Appraisal is XX	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Commitment Letter [2] GFE1 Fees Not Disclosed Correctly [2] GFE2 Fees Not Disclosed Correctly
Finance charges under disclosed by $203.20 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing complete itemization of line 1101.
GFE1 dated 12/04/2012 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however no box was checked and due to subordination fee of $300.00 being disclosed in Required services that you can shop for section instead of being disclosed under XX
GFE2 dated 01/02/2013 improper fee disclosure due to subordination fee of $300.00 being disclosed in Required services that you can shop for section instead of being disclosed under Required services that we select.
									APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	75	75	36.9
800139	3	3	[3] Other Guideline Issue [3] Income Not Properly Verified [3] DTI Not Within Guidelines
Deficiency- Per current seller guidelines proof of Equity or Bridge loan payment and terms of loan are required.  Missing Lender's final approval and conditions, clarification of marital status and copy of divorce decree, verification of payment and terms of Employer's Relocation Equity loan, and a copy of the fully executed Sales Contract on subject property.
DTI 57.55% exceeds current seller guideline maximum of 45%
Income not properly verified due to commitment letter dated June 7, 2013 receipt of Borrower's 2012 W-2 and 30 day YTD paystub verifying at least $11,500 monthly base salary is not reflected in file and per XX guidelines a verbal verificaton of employment within 10 days of closing is missing from file.  The file does reflect a relocation employment offer letter of $138,000 annually, signed by his current employer however the acceptance line for the borrower was not signed.
					3	[3] TIL Missing [3] Initial GFE Missing [3] Initial TIL Missing [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure		YES	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	79.73	79.73	57.55
800140	2	1			2	[2] State - Missing Interest rate Lock/Float Disclosure				Purchase	Owner Occ	79.66	79.66	43.61
800163	3	1			3	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [3] GFE2 Reason(s) for interest rate-related revision(s) not documented [2] GFE2 Reason(s) for any other revision(s) not documented [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] State - Missing Virginia Insurance Disclosure
Comparison of GFE & HUD fees inaccurate; Homeowner’s Insurance charges from final GFE dated 04/08/2013 reflects $0 however GFE column of comparison reflects $260.03. for Homeowner's Insurance.
GFE2 dated 04/08/2013 reflects an undocumented change in loan amount from $246,000 to $245,100.
GFE2 dated 04/08/2013 reflects an undocumented decrease in Credit for interest rate from ($799.50) to ($796.58) therefore an undocumented increase in Adjusted Origination charges from ($144.50) to ($141.58).
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 2/18/2013; Adjusted Origination disclosed as ($144.50) increased at closing to ($141.56)
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 2/18/2013 of ($799.50) but final HUD discloses a credit of ($796.58).
										Rate/Term Refi	Investment Property	71.48	71.48	30.53
800164	2	1			2	[2] State - Missing Domestic Partnership Affidavit				Rate/Term Refi	Owner Occ	80	82.77	33
800165	3	1			3	[3] State Late Charge Not Standard [3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Insurance Disclsoure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure	Finance charges under disclosed by $231.94 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization. Late charge fee of 5% exceeds the max allowed of 2% for the state New York.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	40.76	40.76	33.45
800167	3	3	[3] MI Missing [3] Income Miscalculated [3] DTI Not Within Guidelines
Deficiency-DTI of 44.06% > 30.72% used in approval due to miscalculated income.
Deficiency-Income miscalculated due to co-borrower was qualified with income of $3,692 per month derived from $21.30 hourly rate x 40 hours per week. However, imaged file contains a written Verification of Employment dated 01/07/2013, which verifies the co-borrower is currently averaging 96 hours per month and does not work a typical 40 hour work week. File also contains a letter from the employer that verifies the co-borrower changed to full-time status as of 12/01/2012 with a guaranteed 80 hours per month and 120 maximum hours per month. Using 96 average hours results in qualifying income of $2,044.45 per month.
Missing evidence that Mortgage insurance coverage was obtained as required per approval.
					2	[2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	95	95	30.72
800168	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Mortgage Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] ROR Violation Funding date is prior to or equals the ROR End Date	Finance charges under disclosed by $1374 which exceeds the $35.00 tolerance for Refinance transactions. Unable to apply the $3001 lender credit on line 204 of the HUD due to missing the credit itemization. ROR executed by borrowers 07/XX/2013 with expiration of rescission period noted as 08/XX/2013. HUD reflects a funding date of 07/XX/2013, equal to the rescission period expiration date, and 1 day of interest was collected which coincides with a 7/XX/2013 funding date.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	91.33	91.33	15.2
800169	3	3	[3] Qualifying Score Not Within Guidelines	Credit score of 698 does not meet XX guideline requirements of 720 for a Rate and Term Refi of an investment property with five to ten financed properties.	2	[2] State - Missing Domestic Partnership Affidavit				Rate/Term Refi	Investment Property	61.43	61.43	40.33
800170	1	1			1					Rate/Term Refi	Owner Occ	56.79	65.71	35
800171	3	3	[3] DTI Not Within Guidelines	Deficiency-DTI of 57.6% exceeds 43.04% used in approval due to borrowers were qualified with monthly debts of $2,590. The final 1003 reflects 4 revolving accounts XX ($8,003), XX ($4,098), XX ($29,740) and XX ($13,419) that were noted to be paid off at closing however, the final HUD does not reflect the payoff of these accounts and file is missing documentation to support the omission of these accounts. Including the minimum payments that total $1,242 in the borrowers debts, increases the DTI above XX maximum of 45%.	3	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed) [3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] GFE2 Reason(s) for any other revision(s) not documented [2] GFE3 Reason(s) for any other revision(s) not documented [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Initial Tax Authorization Notice
GFE2 dated 5/8/2013 reflects an undocumented change in loan amount from $143,000 to $128,000.
GFE3 dated 06/17/2013 reflects an undocumented change in the loan term from 15 year to 30 year.
Incorrect ROR form used for lender to lender refinance, H9 or G9 form not used. There were new funds advanced on a same creditor refinance, therefore rescission period is required, and ROR form H9 or G9 would apply.
The APR on the initial TIL (3.1365) is greater than .125 less than the APR on the Final TIL (4.3328). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.  Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.
										Cashout Refi	Owner Occ	80	80	43.05
800172	2	1			2	[2] GFE2 Reason(s) for any other revision(s) not documented [2] Loan is subject to IL Predatory Lending Database Program	GFE2 dated 04/18/2013 reflects an undocumented change in loan amount from $259,000 to $260,955. Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.			Rate/Term Refi	Owner Occ	73.41	81.94	22.73
800173	1	1			1					Purchase	Owner Occ	89.27	89.27	27
800174	3	3	[3] Incomplete Conventional Manual Underwriting Approval, AUS was not used.	Deficiency- Updated credit report was obtained on 11/18/2013 with reference XX however, XX Automated Loan Evaluation Results reflects merged credit report reference XX, which matches the expired credit report dated 07/23/2013.	2	[2] GFE Other Settlement Charges Good Through Date < 10 business days from GFE Date				Purchase	Owner Occ	47.73	47.73	44.3
800175	2	1			2	[2] GFE2 Reason(s) for any other revision(s) not documented	GFE2 dated 10/23/2013 reflects an undocumented change in loan amount from $157,500 to $154,750.			Purchase	Owner Occ	88.43	97	22
800176	2	1			2	[2] State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay [2] State - Missing Cover Page / Social Security Disclosure				Rate/Term Refi	Second Home	72.5	72.5	38.8
800177	3	3	[3] MI Missing [3] LTV Not Within Guidelines [2] Over Supply - Yes	Deficiency-CLTV of 82.50% exceeds maximum of 80% for Home Opportunites program. Missing evidence that Mortgage insurance coverage was obtained as required per approval. Per appraisal, property is located in an area with Over Supply.	2	[2] Credit Score Disclosure Not Present [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] GFE3 Reason(s) for any other revision(s) not documented	GFE3 dated 1/07/2014 reflects an undocumented change in loan amount from $102,564 to $99,000.			Purchase	Owner Occ	82.5	95	41.3
800178	2	1			2	[2] State - Missing Application Disclosure [2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate	Most recent GFE dated 1/8/2014 Summary of Loan Terms reflects a loan amount of $124,100 and a payment of $675.71 and the HUD summary of Loan Terms reflects a loan amount of $124,568 and a payment of $678.26. Most recent GFE dated 1/8/2014 Trade-Off Table reflects a loan amount of $124,100 and a payment of $675.71 and the HUD reflects a loan amount of $124,568 and a payment of $678.26.			Rate/Term Refi	Investment Property	80.37	80.37	43.62
800179	3	3	[3] Hazard Missing [3] Employment Not Prop. Verified [3] Violation of XX manual underwriting guidelines [2] Non Arms Length Transaction [2] Over Supply - Yes	Deficiency- Appraisal must be dated within 120 days of Note date. Appraisal was completed on 8/27/2013 and the Note date is 12/XX/2013. Update provided in file is dated 1/2/2014, post closing. Per appraisal property is located in area with Over Supply. The borrower,XX, is purchasing the subject property from a relative, XX, and also recieved a Gift of Equity in the amount of $20,000. The file is missing a VOE dated within 10 days of closing. The latest provided VOE is dated 12/11/2013 and the loan closed on 12/XX/2013.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Insurance Disclosure [2] State - Missing Domestic Partnership Affidavit [2] GFE1 Written list of service providers not given to borrower [2] Comparison of GFE and HUD-1 Charges Not Accurate	Comparison of GFE & HUD fees inaccurate; Homeowner's Insurance charges from final HUD reflects $672 however HUD column of comparison reflects $610.50 for Homeowner's insurance.			Purchase	Owner Occ	80	80	29.2
800180	1	1			1					Purchase	Owner Occ	95	95	42.5
800181	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] GFE2 Reason(s) for any other revision(s) not documented [2] GFE3 Reason(s) for any other revision(s) not documented	GFE2 dated 10/30/2013 reflects an undocumented change in loan amount from $273,540.00 to $273,540.97 GFE3 dated 11/27/2013 reflects an undocumented change in loan amount from $273,540.97 to $267,900.95. Initial GFE dated 10/30/2013 is not within 3 days of application 10/25/2013.			Purchase	Owner Occ	95	95	43.71
800182	2	2	[2] Manufactured (Double-Wide)		1					Rate/Term Refi	Owner Occ	38.98	80.56	35
800183	2	1			2	[2] State - Missing Insurance Disclosure [2] State - Missing Domestic Partnership Affidavit [2] GFE4 Reason(s) for any other revision(s) not documented [2] GFE Other Settlement Charges Good Through Date < 10 business days from GFE Date	GFE1 dated 11/08/2013 Important Dates Section, Other Settlement Charges Good Through Date is 11/20/2013, which is less than the 10 business days required. GFE4 dated 01/23/2014 reflects an undocumented change in loan amount from $251,250 to $239,250.			Purchase	Investment Property	75	75	37
800184	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Inaccurate Adjusted Origination Charges on HUD [2] GFE1 Written list of service providers not given to borrower [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate
Adjusted Origination Charges reflects ($536.46), Origination charge of $0 and Credit or Charge for interest rate chosen $536.46 which calculates to Adjusted amount of $536.46.
Comparison of GFE & HUD fees inaccurate; credit for interest rate from final GFE dated 11/1/2013 reflects ($353.54) however GFE column of comparison reflects $535.54 for a charge for interest rate.
Most recent GFE dated 11/01/2013 Summary of Loan Terms reflects a loan amount of $167,876 and a payment of $863.12 and the HUD summary of Loan Terms reflects a loan amount of $167,549.83 and a payment of $861.44.
Most recent GFE dated 11/01/2013 trade off table reflects a loan amount of $167,876 and a payment of $863.12 and the HUD summary of Loan Terms reflects a loan amount of $167,549.83 and a payment of $861.44.
										Rate/Term Refi	Owner Occ	88.42	88.42
800185	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Initial GFE dated 02/28/2014 is not within 3 days of application 11/21/2013. Initial TIL dated 02/28/2014 is not within 3 days of application 11/21/2013 or the credit report that is dated 11/21/2013. Loan is originated and closed by XX			Purchase	Owner Occ	95	95	36.2
800186	3	1			3	[3] State Late Charge Not Standard	Late charge fee of 5% exceeds the max allowed of 4% for the state North Carolina.			Rate/Term Refi	Second Home	72.46	72.46	34.5
800187	2	1			2	[2] GFE2 Reason(s) for any other revision(s) not documented [2] State - Missing Right to Choose Attorney or Title Insurance Company	GFE2 dated 01/14/2014 reflects an undocumented change in loan amount from $331,080 to $323,374.			Purchase	Owner Occ	90	95.57	39.9
800188	3	3	[3] MI Missing [3] Seller Concessions Not Within Guidelines	Deficiency- Seller contribution of 5.71% exceeds XX guideline maximum of 3% for an LTV of 95%. Missing evidence that Mortgage insurance coverage was obtained as required per approval.	2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure				Purchase	Owner Occ	95	95	27.8
800189	2	2	[3] Non-Qualified Mortgage. Origination and/or Audited DTI exceeds 43%. [2] Only Preliminary Title in File	Non-Saleable Agency loan based upon stated defect. Non QM under Temp Provision. In addition, Non QM under Permanent definition due to DTI of 43.04% exceeding maximum allowable of 43% per Appendix Q.	2	[2] State - Missing Domestic Partnership Affidavit [2] GFE5 Reason(s) for any other revision(s) not documented	GFE5 dated 03/11/2014 reflects an undocumented change in loan amount from $138,750 to $120,000			Rate/Term Refi	Owner Occ	68.97	89.08	43	Non-QM - ATR Compliant
800190	3	3	[3] Non-Qualified Mortgage. Guideline violation related to Debts, XX/FHLMC File (ATR Underwriting Factor)
Scratch & Dent Stated Deficiency: "DTI>45%--Exception obtained but states an acceptable LP/DU response required for DTI>45%. Loan closed with DTI=46.10% and INELIGIBLE DU Cert. Decision engine was run again due to changes made to assets/reserves." Diligence confirms deficiency. Imaged file contains a DU Approve/Eligible cert dated 3/24/14 (46.23% front /46.74% back DTIs, 69% LTV/CLTV, and $258,889 assets) However it also contains what appears to be a Wells Fargo internal proprietary AUS run dated 3/27/14 which resulted in an Ineligible finding (45.68% front /46.19% back DTIs, 68.06% LTV/CLTV, and $263,043 assets). Per this document: "Transactions exceeding 45% DTI are not saleable to investors without an acceptable LP or DU response. This transaction did not receive an acceptable response from either LP or DU and the loan must be restructured. An exception is not available or allowed." As a result, loan is not saleable to an Agency, disqualifying it from the Temp QM designation.  Loan also does not qualify for the Permanent QM designation under Appendix Q due to the DTI exceeding 43%. Designation is Non-QM ATR Compliant.
					2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
Comparison of GFE & HUD fees inaccurate; Credit report from final GFE dated 3/18/2014 reflects $20.00 however GFE column of comparison reflects $11.00 for Credit report.
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX, LLC. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Purchase	Owner Occ	68.06	68.06	46.1	Non-QM - ATR Compliant
800192	3	1			3	[3] State Late Charge Not Standard [1] Loan Exempt from ATR Rule	Late charge fee of 5% exceeds the max allowed of 3% for the State of Massachusetts.			Purchase	Investment Property	75	75	26.11	QM-ATR Exempt
800193	2	1	[3] Non-Qualified Mortgage. Origination and/or Audited DTI exceeds 43%.	Non-Saleable Agency loan based upon stated defect. Non QM under Temp Provision. In addition, Non QM under Permanent definition due to DTI of 43.33% exceeding maximum allowable of 43% per Appendix Q.	2	[2] State - Missing Domestic Partnership Affidavit				Purchase	Second Home	85	85	44.8	Non-QM - ATR Compliant
800194	3	1			3	[3] HUD-1 Incomplete [2] State - Missing Interim Interest Disclosure [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Permanent Definition [1] QM APR Test - APR below HPML Threshold. Safe Harbor
Comparison of GFE & HUD fees inaccurate; Initial deposit for your escrow account charges from final GFE dated 3/06/2014 reflects $860.40 however GFE column of comparison reflects $0 for Initial deposit for your escrow account.
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
HUD-1 incomplete due to page three Summary of Loan Terms not being complete.
								TESTED		Rate/Term Refi	Owner Occ	57.32	57.32	36.4	Safe Harbor QM (General/Permanent)
800197	2	1			2
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Permanent Definition
[1]   QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Purchase	Owner Occ	95	95	29.1	Safe Harbor QM (General/Permanent)
800198	2	1			2	[2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider [1] Loan Exempt from ATR Rule				Purchase	Investment Property	75	75	43.5	QM-ATR Exempt
800200	2	1	[3] Non-Qualified Mortgage. Origination and/or Audited DTI exceeds 43%.	Non-Saleable Agency loan based upon stated defect. Non QM under Temp Provision. In addition, Non QM under Permanent definition due to DTI of 47.48% exceeding maximum allowable of 43% per Appendix Q.	2
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   GFE2 Reason(s) for any other revision(s) not documented
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application

Comparison of GFE & HUD fees inaccurate; Government recording charges charges from final GFE dated 2/5/14 reflects $456 however GFE column of comparison reflects $396 for Government recording charges.
GFE2 dated 2/5/14 reflects an undocumented change in loan amount from $270,000 to $266,400.
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Rate/Term Refi	Owner Occ	80	80	47.4	Non-QM - ATR Compliant
800201	3	3	[3] Hazard Insurance Coverage Not Adequate [3] CLTV Not Within Guidelines [3] Missing Conventional Manual Underwriting Approval, AUS was not used.
Deficiency- Imaged file contains a modification agreement to lower the existing second mortgage balance from $227,622 to $145,000 and Final HUD reflects $69,565.13 payment to XX to pay down the current balance to $145,000. Final Title Policy reflects the recording of the subordination agreement and recording of an agreement to modify the terms and provisions however, the second mortgage amount is reflected as $227,622 and file is missing copies of  the recorded documents to verify the modified terms match the modification provided. Without this verification, the LTV based on the higher second mortgage line is 77.51%, which exceeds XX guideline maximum of 75%.
Hazard insurance amount of $376,805 is not adequate, due to loan amount being $625,000, and dwelling replacement cost per appraisal being $463,600. Imaged file does not contain documentation from the property insurer to establish their opinion of the property's true replacement cost in order to determine if the amount of coverage is sufficient.
					2	[2] State - Missing Hazard Insurance Disclosure [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate
Comparison of GFE & HUD fees inaccurate; credit for interest rate from final GFE dated 8/13/2012 reflects ($15625) however GFE column of comparison reflects ($14062.50) for credit for interest rate; adjusted origination charges from final GFE reflects ($3792.50) however GFE column of compairson reflects ($2230) for adjusted origination; daily interest charges from final GFE reflects $1217.45 however GFE column of compairson reflects $1143.66 for daily interest; homeowners insurance from final GFE reflects $175.66 however GFE column of compairson reflects $1054.08 for homeowners insurance.
Most recent GFE dated 08/13/2012 Summary of Loan Terms reflects an interest rate of 4.125% and a payment of $3029.06 and the HUD summary of Loan Terms reflects an interest rate of 3.875% and a payment of $2938.98.
Most recent GFE dated 08/13/2012 trade off table reflects an interest rate of 4.125% and a payment of $3029.06 and the HUD summary of Loan Terms reflects an interest rate of 3.875% and a payment of $2938.98.
State of CA: Applicable if hazard insurance is required. A lender must provide an applicant with a notice that no lender may require hazard insurance in an amount that exceeds the replacement value of the property securing the loan.
										Cashout Refi	Owner Occ	56.82	76.57	39.4
800202	3	2	[2] Only Preliminary Title in File		3	[3] State Late Charge Not Standard [2] GFE2 Reason(s) for any other revision(s) not documented [2] State - Missing Affidavit of Compliance / Smoke Alarm	GFE2 dated 01/13/2014 reflects an undocumented change in loan amount from $160,000 to $159,550. Late charge fee of 5% exceeds the max allowed of 2% for the state New York.			Purchase	Owner Occ	79.78	79.78	22.77
800203	1	1			1					Purchase	Owner Occ	79.29	79.29	38.51
800204	3	2	[2] Only Preliminary Title in File		3	[3] State Late Charge Not Standard [2] State - Missing Affidavit of Compliance / Smoke Alarm	Late charge fee of 5% exceeds the max allowed of 2% for the state New York.			Purchase	Owner Occ	75	75	43.22
800237	2	1			2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Application Disclosure				Purchase	Owner Occ	94.86	94.86	41.66
800240	2	1			2	[2] GFE1 Fees Not Disclosed Correctly [2] GFE2 Fees Not Disclosed Correctly [1] QM Loan - Temporary Definition [1] QM APR Test - APR below HPML Threshold. Safe Harbor	GFE1 dated 6/02/2014 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however no box was checked. GFE2 dated 7/22/2014 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however no box was checked.			Purchase	Owner Occ	80	80	41.2	Safe Harbor QM (FNMA/FHLMC Temporary)
800241	2	1			2	[2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [1] Loan Exempt from ATR Rule				Purchase	Investment Property	80	80	38.12	QM-ATR Exempt
800243	2	1			2	[2] GFE1 Fees Not Disclosed Correctly [2] GFE4 Fees Not Disclosed Correctly [2] GFE5 Fees Not Disclosed Correctly [2] GFE6 Fees Not Disclosed Correctly [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] QM APR Test - APR below HPML Threshold. Safe Harbor
GFE1 dated 5/23/2014 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however no box was checked.
GFE4 dated 7/17/2014 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however no box was checked.
GFE5 dated 7/21/2014 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however no box was checked.
GFE6 dated 7/22/2014 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however no box was checked.
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Rate/Term Refi	Owner Occ	80	80	40.21	Safe Harbor QM (FNMA/FHLMC Temporary)
800244	1	1			1	[1] Loan Exempt from ATR Rule				Cashout Refi	Investment Property	75	75	39.82	QM-ATR Exempt
800247	2	1			2	[2] State - Missing Choice of Attorney disclosure [1] QM Loan - Temporary Definition [1] QM APR Test - APR below HPML Threshold. Safe Harbor				Cashout Refi	Owner Occ	80	80	38.86	Safe Harbor QM (FNMA/FHLMC Temporary)
800249	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Appraisal and Consumer Report Notice	Initial TIL dated 04/17/2012 is not within 3 days of lender credit report dated 02/22/2012.			Rate/Term Refi	Owner Occ	79.83	79.83	41.69
800250	2	1			2	[2] State - Missing Insurance Disclsoure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice				Rate/Term Refi	Owner Occ	92.84	92.84	38.9
800251	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Initial GFE dated 04/13/2012 is not within 3 days of application 03/16/2012. Initial TIL dated 04/13/2012 is not within 3 days of application 03/16/2012 or the credit report that is dated 03/16/2012. Loan is originated and closed by XX			Rate/Term Refi	Owner Occ	66.91	66.91	25.2
800252	3	1			3	[3] ROR Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	82.97	82.97	27.14
800253	3	3	[3] Manufactured (Double-Wide) [3] Seller Concessions Not Within Guidelines [3] DU Property Type incorrect; Conventional File [2] Subject Has Excess Land (Rural/Suburban; > 5 Acres)	Deficiency - AUS reflects SFD; property is manufactured home Per appraisal dated 10/10/2012 subject is a 1998 XXX manufactured home. Per Appraisal subject property is located in an suburban area with a lot size of 13.5 acres. Seller concession of 6.74% exceeds XX limit of 6% for 80% LTV loan.	3	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed) [3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Mortgage Banker Disclosure	No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 7/27/2012; Adjusted Origination disclosed as $1100.00 increased at closing to $1355.00 No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent GFE dated 07/27/2012 of $0.00 but final HUD discloses a charge of $255.00. The APR on the initial TIL (4.75) is greater than .125 less than the APR on the Final TIL (4.9015). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	29.65
800255	3	1			3
[3]   Rescission Period under 3 days
[3]   Anti-steering disclosure not found in file.  Note that while the disclosure not required by regulation, providing the proper anti-steering disclosure provides a presumption of compliance or “safe harbor” to facilitate compliance with the Reg Z anti-Steering provision.  Because assignees of non-compliant loans are subject to the civil liability and enforcement provisions of federal Truth-in-Lending Act, we cite exceptions for both violations of the LO Compensation rule and possible violation of the Anti-Steering rules if there is no evidence of compliance in the file.
[2]   State - Missing Notice to Borrower/Prospective Borrower / Homeowner Protection Notice
[2]   State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)

Anti-steering disclosure not found in file.  Note that while the disclosure not required by regulation, providing the proper anti-steering disclosure provides a presumption of compliance or “safe harbor” to facilitate compliance with the Reg Z anti-Steering provision.  Because assignees of non-compliant loans are subject to the civil liability and enforcement provisions of federal Truth-in-Lending Act, we cite exceptions for both violations of the LO Compensation rule and possible violation of the Anti-Steering rules if there is no evidence of compliance in the file.
Notice of ROR reflects a rescission expiration date of 05/XX/2013, however, ROR Notice was executed by borrowers 05/XX/2013 and HUD reflects a disbursement date of 5/XX/2013 which does not provide the borrower with a rescission period.
									ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	81.65	81.65	13.9
800256	3	1			3	[3] State Late Charge Not Standard [3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [3] No tolerance fees increased at closing (Transfer Taxes) [2] Missing GFE(s) [2] GFE1 Written list of service providers not given to borrower
Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.
Missing GFE due to GFE Change Circumstances Screen reflects GFE was issued on 7/30/2013. This GFE was not enclosed in the loan file.
No tolerance fees increase: Transfer Taxes increased; most recent GFE dated 6/25/2013 disclosed Transfer taxes as $161 increased at closing to $165.75.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 06/25/2013; Adjusted Origination disclosed as $305 increased at closing to $346.09.
No tolerance fees increased at closing: credit for Interest Rate disclosed on the most recent GFE dated 06/29/2013 of ($350) but final HUD discloses a credit of ($308.91).
										Cashout Refi	Owner Occ	76.75	76.75	40.4
800257	3	3	[3] Income Miscalculated [3] DTI Not Within Guidelines	Deficiency - DTI of 43.26% exceeds approval ratios of 39.6% due to miscalculated income; approval used income of $6330 per month; however, based on W2's and paystubs in file income is $7916.68 per month less the average UBE loss of $522.58/mo and partnership loss of $1586.48 to get $5807.62. Income miscalculated; approval used income of $6330 per month; however, based on W2's and paystubs in file income is $7916.68 per month less the average UBE loss of 522.58/mo and partnership loss of 1586.48 to get 5807.62.	3	[3] State Late Charge Not Standard [2] State - Missing Application Disclosure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure	Late charge fee of 5% exceeds the max allowed of 2% for the state New York.			Cashout Refi	Owner Occ	66.3	66.3	43.26
800258	3	3	[3] Manufactured (Double-Wide) [2] Comps Not w/in 1 Mile (Suburban) [1] Flood Insurance Required on Appraisal - Yes	Per appraisal dated 10/23/2013 subject is a 2013 XXX manufactured home. Per appraisal subject property is located in Surban area and 4 out of 4 comps are not with in 1 Miles.	2	[2] State - Missing Idaho Escrow Account Disclosure				Rate/Term Refi	Second Home	56.82	56.82	26.08
800259	2	1			2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Oral Agreement Notice				Rate/Term Refi	Owner Occ	78.32	78.32	25.9
800260	1	1			1					Purchase	Owner Occ	67.07	67.07	49.5
800261	3	3	[3] Assets Not Sufficient To Close	Deficiency - Assets in the amount of $75,392.26 are required for closing; however, only $70,616.10 is verified in file.	2	[2] State - Missing Cover Page / Social Security Disclosure				Purchase	Investment Property	72.55	72.55	34.82
800262	2	1			2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application				Purchase	Investment Property	80	80	40.62
800263	3	3	[3] DTI Not Within Guidelines	Deficiency - DTI of 53.07% exceeds 47.6% approval ratios. Lender included co-borrower's part time income which was received for less than 2 years and therefore ineligible for qualification.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Disclosure	Finance charges under disclosed by $50 which exceeds the $35 for refinances. TIL itemization did not disclose an email fee of $50 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	74.71	74.71	53.07
800264	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present	Initial GFE dated 12/12/2013 is not within 3 days of application 10/31/2013.			Cashout Refi	Owner Occ	54.2	80	26.9
800265	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [3] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $1179 which exceeds the $100 tolerance for purchase transactions. There is a Seller credit on page one of HUD for $5000 which is not itemized therefore excluded. There is also a direct bill credit on line 208 for $4232.20 which is un-itemized therefore excluded. Initial GFE dated 9/11/2013 is not within 3 days of application 08/07/2012.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95	31.76
800353	3	3	[3] Credit Report Missing [2] Manufactured (Double-Wide)		3	[3] TIL Incomplete [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] Initial GFE Missing [2] Initial TIL Missing	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Construction To Perm	Owner Occ	94.97	94.97	48.941
800354	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing	Finance charges under disclosed by $329 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	75.68	75.68	36.219
800355	1	1			1					Purchase	Owner Occ	89.81	89.81	34.1
800356	3	3	[3] Credit Report Missing		3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure [2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Cashout Refi	Owner Occ	62.26	100
800357	2	1			2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	100	100	39.175
800358	3	3	[3] No Net Tangible Benefit To Borrower [3] Credit Report Incomplete	Credit report is incomplete due to being illegible. Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing Notice of Choice of Agent or Insurer				Rate/Term Refi	Owner Occ	80	100	39
800359	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure	Finance charges under disclosed by $201.13 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	79.96	79.96	46.2
800361	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Pre-Application Dislcosure [2] State - Missing Mortgage Loan Commitment	Finance charges under disclosed by $365.68 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an Closing fee of $300 or a Courier fee of $60 as a prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	36.94
800362	3	3	[3] Final Application Missing		3	[3] State Grace Period Below Minimum [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure	Grace period of 14 days is below the minimum of 15 days required for the state of North Carolina.			Construction To Perm	Owner Occ	88.16	88.16	29
800363	3	3	[3] Final Application Missing [3] Credit Report Missing [2] Manufactured (Double-Wide)		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $279.52 which exceeds the $35 tolerance for refinance transactions. TIL Itemization only disclosed a flood cert fee in the amount of $2, however, final HUD reflects $12. TIL itemization did not disclose an attorney fee of $202, or a courier fee of $40 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	86.91	86.91
800364	2	1			2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure				Cashout Refi	Owner Occ	80	80	28.93
800365	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $93.57 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	64.42	64.42	34.87
800367	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present				Cashout Refi	Second Home	54.72	54.72
800368	3	3	[3] Final Application Missing		2	[2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Choice of Settlement Agent Disclosure [2] State - Missing Appraisal Notice				Purchase	Owner Occ	70	70	47.373
800369	2	1			2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
										Cashout Refi	Owner Occ	95.17	95.17	29.9
800371	3	3	[3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $1068.75 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	97	97	43.75
800372	3	1			3	[3] TIL Incomplete [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Construction To Perm	Owner Occ	86.06	86.06	44.6
800373	3	3	[3] Application Incomplete [3] Missing Initial Application [2] Manufactured (Double-Wide)	Final application incomplete due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement	Finance charges under disclosed by $144.34 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	46.03	46.03	54.59
800374	3	3	[3] Credit Report Missing [3] Application Incomplete [3] No Net Tangible Benefit To Borrower [3] Initial Application Unsigned	Final application incomplete due to missing origination entity information. Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] HUD-1 Incomplete [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Notice of Choice of Agent or Insurer [2] Credit Score Disclosure Not Present	Final HUD-1 is not executed by the borrower or stamped by the settlement agent.	YES		Rate/Term Refi	Owner Occ	79.77	86.74	46
800375	2	1			2	[2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Anti-Discrimination Notice [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement				Purchase	Owner Occ	97	97	42.3
800376	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		1					Rate/Term Refi	Owner Occ	155.75	155.75	90.75
800377	3	3	[3] Final Application Missing		3	[3] TIL Incomplete [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment	Final TIL incomplete due to missing borrower's signature.	NO		Purchase	Owner Occ	94.41	94.41	32.36
800378	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing KY Notification to New Homeowners				Purchase	Owner Occ	100	100	37.74
800379	3	3	[3] Application Incomplete [3] Missing Initial Application	Incomplete final application due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $66.70 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	74.92	74.92	46.017
800380	3	1			3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Automated Valuation Report Notice w/ copy of AVM
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
							Finance charges under disclosed by $438 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	96.92	96.92	31.08
800381	3	1			3	[3] State Late Charge Not Standard [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure	Late charge fee of 5% exceeds the max allowed of 2% for the state New York.			Purchase	Owner Occ	80	80	32.24
800382	2	1			2	[2] State - Missing Non Agency Disclosure [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Purchase	Owner Occ	46.73	46.73	37.3	Safe Harbor QM (Temporary Definition)
800383	3	3	[3] Note Incomplete	Deficiency - Borrower executed the Note as XX as Trustee of the XX, dated March XX, 2001 however, did not execute the Note as Individual. In addition, imaged file only contains a Certification of Trust and is missing the Trust documents to verify the Trustees and terms of the Trust.	2	[2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Cashout Refi	Owner Occ	78.79	78.79	43	Safe Harbor QM (Temporary Definition)
800384	3	1			3	[3] State Late Charge Not Standard [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [2] State - Missing Carbon Monoxide Detector Certification and Indemnification Agreement [2] Initial GFE Date not within 3 days of Initial Application Date [1] Loan Exempt from ATR Rule	Initial GFE dated 1/28/2014 is not within 3 days of application or credit report date of 1/23/2014. Late charge fee of 5% exceeds the max allowed of 3% for the state Massachusetts.			Purchase	Investment Property	75	75	42.2	QM-ATR Exempt
800385	1	1			1	[1] Loan Exempt from ATR Rule				Purchase	Investment Property	80	80	23.71	QM-ATR Exempt
800386	2	1			2	[2] State - Missing Notice of Consumers Right to Obtain a Security Freeze [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Purchase	Owner Occ	95	95	23.8	Safe Harbor QM (Temporary Definition)
800387	3	1			3	[3] Increase in 10% tolerance fees exceeds 10% [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $2614.00 and the total collected was $3957.00 resulting in an increase of $1343.00 or 51.38%.
										Purchase	Owner Occ	90	90	29.5	Safe Harbor QM (Temporary Definition)
800388	2	1			2	[2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Purchase	Owner Occ	46.6	46.6	45.8	Safe Harbor QM (Temporary Definition)
800389	3	3	[3] Missing 1008, Manually Underwritten Conventional Loan File [3] Manually Underwritten Conventional Loan File, Unable to Determine if FNMA or FHLMC guidelines used.		3	[3] State Late Charge Not Standard [2] State - Missing Interest Rate Disclsoure [2] State - Missing Insurance Disclsoure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure	Late charge fee of 5% exceeds the max allowed of 2% for the state New York.			Purchase	Owner Occ	80	80	44.55
800390	2	1			2	[2] State - Missing Acknowledgment of Receipt of Copies of Signed Loan Documents [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Purchase	Owner Occ	80	80	19.75	Safe Harbor QM (Temporary Definition)
800391	2	2	[2] Over Supply - Yes	Per appraisal property is located in area with Over Supply.	2	[2] GFE1 Written list of service providers not given to borrower [2] Missing or Illegible Borrower ID's; Borrower ID verification form also not in file (Customer Identification Program/Patriot Act)				Rate/Term Refi	Owner Occ	44.59	44.59	25.61
800392	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Servicing Transfer Disclosure Missing [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Prevailing Commitment Disclosure [2] GFE2 Written list of service providers not given to borrower [2] State - Missing Borrower's Choice of Attorney Disclosure	Finance charges under disclosed by $80.03 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a courier fee of $50 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	29.26	29.26	34.19
800393	2	1			2	[2] State - Missing Application Disclosure [2] GFE2 Written list of service providers not given to borrower [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	80	80	20.99
800394	3	3	[3] Hazard Missing	XX Hazard Step Saver Process was used. Missing screen shot of hazard coverage.	2	[2] State - Missing Agency to Receive Borrower Complaints [2] Missing or Illegible Borrower ID's; Borrower ID verification form also not in file (Customer Identification Program/Patriot Act)				Rate/Term Refi	Second Home	85.01	85.01	50.8
800395	3	2	[2] Manufactured (Double-Wide)	Per the appraisal dated 02/26/2013 the subject property is a double wide manufactured home.	3	[3] No tolerance fees increased at closing (Transfer Taxes) [3] Increase in 10% tolerance fees exceeds 10% [2] State - Missing Domestic Partnership Affidavit	HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $1769 and the total collected was $2006.24, resulting in an increase of $237.24 or 13.41%. No tolerance fees increase: Transfer Taxes increased; most recent GFE dated 11/01/2013 disclosed Transfer taxes as $0 increased at closing to $160.60.			Purchase	Owner Occ	75.79	75.79	42.41
800396	3	3	[3] Credit Report Missing	Loan was approved as a XX	2	[2] Flood Insurance Cert Missing [2] State - Missing Mortgage Banker Disclosure [2] Missing or Illegible Borrower ID's; Borrower ID verification form also not in file (Customer Identification Program/Patriot Act) [2] Credit Score Disclosure Not Present				Rate/Term Refi	Investment Property	72	72	38.4
800397	3	1			3	[3] HUD-1 Incomplete [2] Initial GFE Date not within 3 days of Initial Application Date [1] Loan Exempt from ATR Rule	Funding date on line 901 reflects funding date of 4/XX/2014 rather than 5/XX/2014 indicating clerical error. Initial GFE dated 02/10/2014 is not within 3 days of credit report dated 02/01/2014.	NO		Rate/Term Refi	Investment Property	60	60	37.3	QM-ATR Exempt
800398	2	1			2	[2] State - Missing Application Disclosure / Advance Fee Agreement [1] Loan Exempt from ATR Rule				Cashout Refi	Investment Property	60.69	60.69	30.83	QM-ATR Exempt
800399	2	1			2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Purchase	Owner Occ	80	80	42.4	Safe Harbor QM (Temporary Definition)
800400	3	1	[1] FNMA/FHLMC Relief Refi		3	[3] State Late Charge Not Standard [2] State - Missing Prevailing Commitment Disclosure [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
Late charge fee of 5% exceeds the max allowed of 2% for the state New York.
										Rate/Term Refi	Owner Occ	39.28	39.28	48	Safe Harbor QM (Temporary Definition)
800401	2	1			2	[2] State - Missing Commitment Letter [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Rate/Term Refi	Owner Occ	63.62	63.62	35.6	Safe Harbor QM (Temporary Definition)
800402	2	1	[1] FNMA/FHLMC Relief Refi		2	[2] GFE1 Written list of service providers not given to borrower [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Rate/Term Refi	Owner Occ	84.48	84.48	33.4	Safe Harbor QM (Temporary Definition)
800403	3	1			3	[3] State Late Charge Not Standard [2] State - Missing Anti-Coercion Notice [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
Late charge fee of 5% exceeds the max allowed of 4% for the State of North Carolina.
										Purchase	Owner Occ	94.29	94.29	46.8	Safe Harbor QM (Temporary Definition)
800404	3	3	[3] MI Missing	Missing evidence that Mortgage insurance coverage of at least 16% with an MI loan-level price adjustment or obtain mortgage insurance coverage of 30% was obtained as required per approval.	2	[2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Purchase	Owner Occ	95	95	38.7	Safe Harbor QM (Temporary Definition)
800405	3	1			3	[3] State Late Charge Not Standard [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Borrower's Choice of Attorney Disclosure [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [2] Missing or Illegible Borrower ID's; Borrower ID verification form also not in file (Customer Identification Program/Patriot Act) [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
Late charge fee of 5% exceeds the max allowed of 2% for the state New York.
										Purchase	Owner Occ	80	80	49.2	Safe Harbor QM (Temporary Definition)
800406	2	1			2	[2] State - Missing Disclosure of Terms of Mortgage Application [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [2] Missing or Illegible Borrower ID's; Borrower ID verification form also not in file (Customer Identification Program/Patriot Act) [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Purchase	Owner Occ	80	80	43.2	Safe Harbor QM (Temporary Definition)
800407	2	1			2	[2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Purchase	Owner Occ	95	95	34.6	Safe Harbor QM (Temporary Definition)
800408	2	1			2	[2] State - Missing Notice of Residential Mortgage Loan Applicants [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Purchase	Owner Occ	95	95	39.8	Safe Harbor QM (Temporary Definition)
800409	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Notice to Purchaser-Mortgagor [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
Initial GFE dated 6/3/2014 is not within 3 days of application 4/29/2014.
										Purchase	Owner Occ	95	95	38.3	Safe Harbor QM (Temporary Definition)
800410	2	1			2	[2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Cashout Refi	Owner Occ	83.43	83.43	20.2	Safe Harbor QM (Temporary Definition)
800411	2	1			2	[2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Purchase	Owner Occ	95	95	32.4	Safe Harbor QM (Temporary Definition)
800412	3	1			3	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed) [2] State - Missing Agency to Receive Borrower Complaints [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor	The APR on the initial TIL (4.0456) is greater than .125 less than the APR on the Final TIL (4.7805). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	90	90	40.8	Safe Harbor QM (Temporary Definition)
800413	2	1	[1] FNMA/FHLMC Relief Refi		2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations disclosure in file does not list 10 counseling agencies as specified under the CFPB's Interpretive Final Rule.  While the CFPB issued a bulletin in Nov 2013 providing for a 6-month grace period to allow for system implementation where creditors electing to comply with the notice of housing counselors using option 2 (generate and provide own list) can list the CFPB website in lieu of the list of 10 counseling agencies, the application for this transaction was received on or after 7/1/14 which is well after the 6-month temporary system implementation period provided by the CFPB and should therefore comply with the requirement to provide a full written list of ten counseling agencies.
										Rate/Term Refi	Owner Occ	71.17	71.17	20.5	Safe Harbor QM (Temporary Definition)
800414	2	1			2	[2] State - Missing Notice to Purchaser-Mortgagor [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Purchase	Owner Occ	80	80	38.2	Safe Harbor QM (Temporary Definition)
800415	2	1			2	[2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] Loan is subject to IL Predatory Lending Database Program [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor	Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.			Purchase	Second Home	75	75	40.7	Safe Harbor QM (Temporary Definition)
800416	3	1			3	[3] State Late Charge Not Standard [2] State - Missing Borrower's Choice of Attorney Disclosure [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
Late charge fee of 5% exceeds the max allowed of 2% for the state New York.
										Purchase	Owner Occ	90	90	34.37	Safe Harbor QM (Temporary Definition)
800417	3	3	[3] Hazard Insurance Coverage Not Adequate [2] Manufactured (Double-Wide)	Hazard insurance amount of $70,000 is not adequate, due to loan amount being $74,000, and replacement cost per appraisal is not available.. Imaged file does not contain documentation from the property insurer to establish their opinion of the property's true replacement cost in order to determine if the amount of coverage is sufficient. Per the appraisal dated 01/13/2014 the subject property is a double wide manufactured home.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Initial GFE dated 12/30/2013 is not within 3 days of the application date of 11/20/2013. Initial TIL dated 12/30/2013 is not within 3 days of application 11/20/2013 or the credit report that is dated 11/20/2013. Loan is originated and closed by XX			Rate/Term Refi	Owner Occ	61.16	61.16	43.3
800418	2	1			2	[2] GFE1 Written list of service providers not given to borrower [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [2] Missing or Illegible Borrower ID's; Borrower ID verification form also not in file (Customer Identification Program/Patriot Act) [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Purchase	Owner Occ	62.92	62.92	45	Safe Harbor QM (Temporary Definition)
800419	3	1	[1] FNMA/FHLMC Relief Refi		3	[3] No tolerance fees increased at closing (Transfer Taxes) [2] State - Missing Pre-Application Dislcosure [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor	No tolerance fees increased at closing: Transfer taxes increased from most recent binding GFE dated 02/06/2014; Transfer fees disclosed $2123 increased at closing to $2156.37. Unable to apply the cure on line 205 as it reflects it is a 10% cure and not a transfer tax cure.			Rate/Term Refi	Owner Occ	74.67	74.67	51.1	Safe Harbor QM (Temporary Definition)
800420	3	1			3	[3] Increase in 10% tolerance fees exceeds 10% [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [1] Loan Exempt from ATR Rule	HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $285.96 and the total collected was $368.96, resulting in an increase of $368.96 or 29.03%.			Purchase	Investment Property	80	80	24.78	QM-ATR Exempt
800421	2	1			2	[2] State - Missing Domestic Partnership Affidavit [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Purchase	Owner Occ	89.58	89.58	41.7	Safe Harbor QM (Temporary Definition)
800422	2	1			2	[2] State - Missing Acknowledgment of Receipt of Copies of Signed Loan Documents [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Purchase	Owner Occ	95	95	24.8	Safe Harbor QM (Temporary Definition)
800423	3	1			3	[3] Power of Attorney Missing [2] State - Missing Disclosure of Facts Material to the Borrower’s Decision, Rights or Interests [2] State - Missing Disclosure of Mortgage Loan Compensation [2] State - Missing Disclosure of Loans that Borrower Qualifies For [2] State - Missing Mortgage Loan Summary [1] Loan Exempt from ATR Rule	Deficiency- Power of attorney reflects a notary in XX.			Cashout Refi	Investment Property	73.4	73.4	33.5	QM-ATR Exempt
800424	2	1			2	[2] State - Missing Domestic Partnership Affidavit [1] Loan Exempt from ATR Rule				Cashout Refi	Investment Property	61.84	61.84	44.7	QM-ATR Exempt
800425	3	1			3	[3] State Late Charge Not Standard [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [1] Loan Exempt from ATR Rule	Late charge fee of 5% exceeds the max allowed of 3% for the state Massachusetts.			Rate/Term Refi	Investment Property	78.38	87.49	53.61	QM-ATR Exempt
800426	2	1	[1] FNMA/FHLMC Relief Refi		2	[2] State - Missing Domestic Partnership Affidavit [2] GFE1 Written list of service providers not given to borrower [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [2] Missing or Illegible Borrower ID's; Borrower ID verification form also not in file (Customer Identification Program/Patriot Act) [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Rate/Term Refi	Owner Occ	65.24	65.24	74.3	Safe Harbor QM (Temporary Definition)
800427	3	1			3	[3] No tolerance fees increased at closing (Origination Charge) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [2] State - Missing Mortgage Banker Disclosure [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 06/02/2014; Adjusted Origination disclosed as $1190 increased at closing to $1415. This is due to the fact that GFE4 dated 07/31/2014 reflects an undocumented increase in Origination charges from $1190 to $1340 therefore an undocumented increase in Adjusted Origination charges from $1265 to $1415.
No tolerance fees increased at closing: Origination charges increased from most recent binding GFE dated 06/18/2014 disclosed Origination charges as $1190 increased at closing to $1340. This is due to the fact that GFE4 dated 07/31/2014 reflects an undocumented increase in Origination charges from $1190 to $1340 therefore an undocumented increase in Adjusted Origination charges from $1265 to $1415.
										Cashout Refi	Owner Occ	59.41	59.41	38.1	Safe Harbor QM (Temporary Definition)
800428	3	3	[3] Appraisal Incomplete	Deficiency - A search of www.asc.gov reflects that the Appraiser listed on the Appraisal, XX, is currently listed as inactive status. Disciplinary actions section reflects "Revocation" with an effective date of 1/28/2014. The subject appraisal was completed on 3/12/2014.	2	[2] State - Missing Acknowledgment of Receipt of Copies of Signed Loan Documents [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Cashout Refi	Owner Occ	80	80	22.61	Safe Harbor QM (Temporary Definition)
800429	3	3	[3] Appraisal Incomplete	Deficiency - Loan closed with expired appraisal. Appraisal must be dated within 120 days of Note date. Appraisal was completed on 1/15/2014 and the Note date is 6/XX/2014. 1004D appraisal update was done on 5/30/2014, 6/4/2014, and 6/5/2014 however Appraiser did not complete the market value section of the 1004D.	2	[2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [2] Borrower ID verification form Unsigned (Customer Identification Program/Patriot Act) [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Purchase	Owner Occ	95	95	40.33	Safe Harbor QM (Temporary Definition)
800468	1	1			1					Cashout Refi	Owner Occ	61.22	61.22	33.6
800469	2	1			2	[2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	75	75	39.7
800470	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	37.62	37.62	39.74
800471	3	3	[3] Final Application Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Broker Compensation Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure	Finance charges under disclosed by $375 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	67.27	67.27	25.16
800472	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Lock In Agreement [2] State - Missing Commitment Letter [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $925.03 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80
800473	3	3	[3] Final Application Missing [3] Credit Report Missing		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure	APR under disclosed by .9609 which exceeds the .125 tolerance. Finance charges under disclosed by $21,794.11 which exceeds the $100 tolerance for purchase transactions. While the NOTE and amortization schedule acknowledge a discount to rate at a lower rate, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of preferred agreement.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	63.49	63.49
800474	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $525 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	79.99	79.99	24.669
800475	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	80	80
800476	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	80	80	51
800477	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Interest Rate Disclsoure [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	70	70	49.04
800478	2	1			2	[2] State - Missing Borrower's Choice of Attorney Disclosure				Rate/Term Refi	Owner Occ	57.93	57.93	20.83
800479	3	3	[3] Appraisal Incomplete	Appraisal incomplete due to missing recertification of value. Appraisal report dated 4/20/2003, loan originated 8/XX/2003.	2	[2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure				Rate/Term Refi	Owner Occ	58.58	76.76	18
800480	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Lock-In Agreement [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	80	80	25.53
800481	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	80	80	29.28
800482	3	3	[3] Credit Report Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclsoure [2] State - Missing Commitment [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Pre-Application Disclosure Statement [2] State - Missing Borrower's Choice of Attorney Disclosure				Rate/Term Refi	Owner Occ	20.83	20.83
800483	3	3	[3] Mortgage Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Application Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure	Finance charges under disclosed by $5,920.16 which exceeds the $100 tolerance for purchase transactions. It appears a lower Index was used at origination than the 5.69% Index available within the look-back period.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	88.2	88.2	33.52
800484	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Loan Origination and Compensation Agreement [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations				Purchase	Owner Occ	95	95	40.91
800485	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	30.767
800506	2	1			2	[2] State - Missing Title Protection Disclosure [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor [1] TILA Designation: Safe Harbor QM (Temporary Definition)				Purchase	Owner Occ	80	80	47.77	Safe Harbor QM (Temporary Definition)
800507	3	1			3	[3] TIL Incomplete [2] Initial TIL Missing	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Purchase	Second Home	80	80	50.42
800508	2	1			2	[2] Credit Score Disclosure Not Present [2] Initial TIL Missing				Purchase	Owner Occ	98.41	98.41	33.68
800509	2	1			2	[2] State - Missing Application Disclosure [2] Missing GFE(s) [2] State - Missing Borrower's Choice of Attorney Disclosure	Missing GFE due to Written list of service providers reflects GFE was issued on 11/28/2011. This GFE was not enclosed in the loan file.			Rate/Term Refi	Owner Occ	79.7	79.7	18.98
800510	3	1			3	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed) [2] State - Missing Residential Mortgage Loan Originator Disclosure	The APR on the initial TIL (3.9929) is greater than .125 less than the APR on the Final TIL (5.2454). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Rate/Term Refi	Owner Occ	79.77	79.77	43.03
800511	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Loan Agreement Rider [2] GFE1 Written list of service providers not given to borrower	Finance charges under disclosed by $100.88 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	34.75	34.75	34
800512	3	1			3	[3] ROR Incomplete [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Initial GFE dated 12/09/2010 is not within 3 days of lender credit report dated of 11/29/2010. Initial TIL dated 12/09/2010 is not within 3 days of lender credit report that is dated of 11/29/2010. Loan is originated and closed by XX ROR incomplete due to missing the recission period expiration date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	79.99	88.73	35.84
800513	1	1			1	[1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor [1] TILA Designation: Safe Harbor QM (Temporary Definition)				Purchase	Owner Occ	95	95	41.06	Safe Harbor QM (Temporary Definition)
800514	2	1			2	[2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	58.16	79.14	48.51
800515	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] State - Missing Right to Select Attorney Disclosure				Rate/Term Refi	Investment Property	176.35	176.35	309.987
800516	2	2	[2] Combined Orig LTV >100%		1					Rate/Term Refi	Investment Property	109.04	109.04
800517	3	1			3	[3] Federal Higher-Priced Mortgage Loan [2] HMDA-reportable rate spread (10/1/09 and later) [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] TILA Designation: Rebuttable Presumption QM (Temporary Definition) [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR above HPML Threshold. Rebuttable Presumption
Federal Higher-Priced Mortgage Loan - stated APR (5.285%) and audited APR (5.2314%) exceeds the HPML threshold of 4.97% (1.5% over applicable APOR, 3.47%). Loan appears to be a compliant Fed HPML.
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
Stated APR (5.285%) and audited APR (5.2314%) exceed the QM Safe Harbor APR threshold of 4.97% (1.5% over applicable APOR, 3.47%). Rebuttable Presumption QM.
									Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Cashout Refi	Owner Occ	80	80	39.13	Rebuttable Presumption QM (Temporary Definition)
800518	2	1			2	[2] State - Missing Domestic Partnership Affidavit [2] State - Missing Impound Authorization Disclosure [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor [1] TILA Designation: Safe Harbor QM (Temporary Definition)				Cashout Refi	Owner Occ	64.44	64.44	40	Safe Harbor QM (Temporary Definition)
800519	3	3	[3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application	Note and mortgage reflects loan amount of $133,310; however, title insurance policy indicates insured amount of $132,740.	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] Note P&I Does Not Equal Final TIL P&I [2] Credit Score Disclosure Not Present	Finance charges under disclosed by $397.32 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. The Note reflects P&I of $695.41 and the TIL reflects an initial P&I of $692.43. Discrepancy appears to be due document error on TIL.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	55.55	55.55
800520	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $379.37 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the HUD for $350 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Second Home	66.17	66.17	27.27
800521	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Borrower Information Document [2] State - Missing Escrow Account Disclosure Agreement [2] Loan is subject to IL Predatory Lending Database Program	Initial TIL dated 08/01/2013 is not within 3 days of application 07/09/2013 or the credit report that is dated 07/09/0213. Loan is originated and closed by XX Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.			Cashout Refi	Owner Occ	84.62	84.62	30.871
800522	1	1			1	[1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor [1] TILA Designation: Safe Harbor QM (Temporary Definition)				Rate/Term Refi	Owner Occ	72.42	72.42	39.35	Safe Harbor QM (Temporary Definition)
800523	2	1			2	[2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] Loan is subject to IL Predatory Lending Database Program [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor [1] TILA Designation: Safe Harbor QM (Temporary Definition)	Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.			Purchase	Owner Occ	90	90	21.68	Safe Harbor QM (Temporary Definition)
800524	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	80	80
800525	2	1			2	[2] State - Missing Interest Rate Disclsoure [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor [1] TILA Designation: Safe Harbor QM (Temporary Definition)				Purchase	Owner Occ	90	90	27.825	Safe Harbor QM (Temporary Definition)
800526	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Right to Select Attorney Disclosure				Purchase	Investment Property	75.71	75.71	15.66